AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

November 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 57.7%
Information Technology – 15.1%
Communications Equipment – 0.4%
Calix, Inc.(a)	4,838	$344,949
Juniper Networks, Inc.	3,182	105,770
Lumentum Holdings, Inc.(a)	6,152	337,991
Sierra Wireless, Inc.(a) (b)	37,018	1,085,738

		1,874,448

Electronic Equipment, Instruments & Components – 1.4%
Amphenol Corp. - Class A	28,401	2,284,293
CDW Corp./DE	19,383	3,656,409
Flex Ltd.(a)	26,582	584,272
Ibiden Co., Ltd.	2,600	106,696
Keyence Corp.	500	211,566
Keysight Technologies, Inc.(a)	1,619	292,861

		7,136,097

Internet Software & Services – 0.0%
Meta Platforms, Inc. - Class A(a)	522	61,648

IT Services – 5.0%
Accenture PLC - Class A	1,174	353,292
Akamai Technologies, Inc.(a)	12,955	1,228,911
Amdocs Ltd.	885	78,641
Automatic Data Processing, Inc.	15,223	4,021,003
Black Knight, Inc.(a)	23,621	1,464,266
Capgemini SE	3,275	592,111
CGI, Inc.(a)	452	39,462
Cognizant Technology Solutions Corp. - Class A	27,760	1,726,950
Evo Payments, Inc. - Class A(a)	4,683	157,864
Fidelity National Information Services, Inc.	7,808	566,705
Gartner, Inc.(a)	1,229	430,605
Genpact Ltd.	11,634	536,444
Kyndryl Holdings, Inc.(a)	772	9,040
Mastercard, Inc. - Class A	15,906	5,668,899
MoneyGram International, Inc.(a)	36,136	394,605
Otsuka Corp.	10,700	360,140
Paychex, Inc.	7,094	879,869
PayPal Holdings, Inc.(a)	11,477	899,911
Switch, Inc. - Class A	10,776	369,078
VeriSign, Inc.(a)	5,240	1,047,004
Visa, Inc. - Class A	18,928	4,107,376

		24,932,176

Semiconductors & Semiconductor Equipment – 1.9%
Applied Materials, Inc.	9,123	999,881
ASML Holding NV	674	411,490
Broadcom, Inc.	2,304	1,269,573
Enphase Energy, Inc.(a)	1,412	452,673
Infineon Technologies AG	25,920	870,665
KLA Corp.	1,947	765,464
Lam Research Corp.	303	143,131
MediaTek, Inc.	9,000	217,474
NVIDIA Corp.	1,893	320,352

Company	Shares	U.S. $ Value

NXP Semiconductors NV	2,068	$363,637
ON Semiconductor Corp.(a)	4,217	317,118
QUALCOMM, Inc.	1,612	190,829
Silicon Motion Technology Corp. (ADR)	10,822	682,868
STMicroelectronics NV	3,678	142,364
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	289,077
Teradyne, Inc.	3,512	328,196
Texas Instruments, Inc.	1,296	233,876
Tower Semiconductor Ltd.(a)	28,440	1,267,571

		9,266,239

Software – 4.7%
Adobe, Inc.(a)	2,021	697,103
Autodesk, Inc.(a)	2,271	458,628
Avaya Holdings Corp.(a) (b)	2,217	2,142
Cadence Design Systems, Inc.(a)	2,699	464,336
Constellation Software, Inc./Canada	482	777,033
Crowdstrike Holdings, Inc. - Class A(a)	2,859	336,361
Dassault Systemes SE	8,992	335,287
Dropbox, Inc. - Class A(a)	17,236	406,080
ForgeRock, Inc. - Class A(a) (b)	25,828	561,759
Fortinet, Inc.(a)	7,280	387,005
Intuit, Inc.	611	249,037
KnowBe4, Inc. - Class A(a)	3,440	84,934
Microsoft Corp.	51,236	13,072,354
Monitronics International, Inc.	2,239	560
NortonLifeLock, Inc.	33,543	770,147
Oracle Corp.	12,555	1,042,442
Sage Group PLC (The)	41,968	407,068
SAP SE	3,210	356,171
ServiceNow, Inc.(a)	1,727	718,950
VMware, Inc. - Class A(a)	18,669	2,268,097

		23,395,494

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	34,124	5,051,376
Dell Technologies, Inc. - Class C	5,627	252,033
NetApp, Inc.	5,643	381,523
Ricoh Co., Ltd.	50,000	397,173
Samsung Electronics Co., Ltd.	44,155	2,121,602

		8,203,707

		74,869,809

Health Care – 10.3%
Biotechnology – 0.8%
AbbVie, Inc.	8,066	1,300,078
Abcam PLC(a)	15,553	243,797
Amgen, Inc.	1,576	451,366
AVEO Pharmaceuticals, Inc.(a)	51,575	771,046
Genmab A/S(a)	661	306,304
Horizon Therapeutics PLC(a)	864	86,651
Incyte Corp.(a)	1,760	140,219
Neurocrine Biosciences, Inc.(a)	2,276	289,189

Company	Shares	U.S. $ Value

Regeneron Pharmaceuticals, Inc.(a)	465	$349,540
Vertex Pharmaceuticals, Inc.(a)	302	95,553

		4,033,743

Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	24,709	2,658,194
ABIOMED, Inc.(a)	3,960	1,496,048
Alcon, Inc.	3,982	274,597
Becton Dickinson and Co.	1,705	425,125
Coloplast A/S - Class B	3,338	394,608
Cooper Cos., Inc. (The)	5,327	1,685,197
Dexcom, Inc.(a)	1,304	151,629
IDEXX Laboratories, Inc.(a)	1,042	443,757
Insulet Corp.(a)	467	139,806
Koninklijke Philips NV	43,908	657,944
Medtronic PLC	17,024	1,345,577
Meridian Bioscience, Inc.(a)	42,404	1,356,928
STERIS PLC	2,037	378,352

		11,407,762

Health Care Providers & Services – 2.4%
1Life Healthcare, Inc.(a)	68,761	1,168,249
AmerisourceBergen Corp.	2,478	422,970
Cardinal Health, Inc.	3,594	288,131
Centene Corp.(a)	10,610	923,601
CVS Health Corp.	5,424	552,597
Elevance Health, Inc.	3,676	1,959,014
Humana, Inc.	877	482,262
LHC Group, Inc.(a)	9,586	1,566,448
McKesson Corp.	3,127	1,193,513
Molina Healthcare, Inc.(a)	1,245	419,279
Signify Health, Inc. - Class A(a)	40,363	1,155,189
UnitedHealth Group, Inc.	2,514	1,377,069

		11,508,322

Health Care Technology – 0.2%
EMIS Group PLC	44,661	1,010,884

Life Sciences Tools & Services – 1.8%
Agilent Technologies, Inc.	814	126,154
Bio-Rad Laboratories, Inc. - Class A(a)	672	278,685
Bruker Corp.	4,072	274,494
Danaher Corp.	1,923	525,767
Gerresheimer AG	3,105	229,192
ICON PLC(a)	1,365	294,076
Illumina, Inc.(a)	6,784	1,479,455
IQVIA Holdings, Inc.(a)	13,770	3,002,135
Mettler-Toledo International, Inc.(a)	299	439,398
Thermo Fisher Scientific, Inc.	3,019	1,691,304
Waters Corp.(a)	1,240	429,784
West Pharmaceutical Services, Inc.	1,115	261,646

		9,032,090

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.8%
Chugai Pharmaceutical Co., Ltd.(b)	11,600	$308,915
Eli Lilly & Co.	3,302	1,225,306
Jazz Pharmaceuticals PLC(a)	345	54,134
Johnson & Johnson	4,432	788,896
Mallinckrodt PLC(a)	223	2,414
Merck & Co., Inc.	10,537	1,160,334
Novo Nordisk A/S - Class B	14,580	1,828,887
Pfizer, Inc.	14,390	721,371
Roche Holding AG (BR)	611	245,447
Roche Holding AG (Genusschein)	9,280	3,031,070
Sanofi	21,610	1,952,016
Zoetis, Inc.	16,254	2,505,391

		13,824,181

		50,816,982

Financials – 8.4%
Banks – 3.4%
ABN AMRO Bank NV(c)	46,576	600,640
Banco Bilbao Vizcaya Argentaria SA	74,008	436,132
Bank Leumi Le-Israel BM	68,887	631,487
Barclays PLC	65,176	127,489
BNP Paribas SA	14,984	841,981
Citigroup, Inc.	11,295	546,791
Commerzbank AG(a)	26,217	219,596
Commonwealth Bank of Australia(b)	7,428	547,422
DBS Group Holdings Ltd.	14,600	380,750
Erste Group Bank AG	13,257	415,095
First Horizon Corp.	66,748	1,658,688
HDFC Bank Ltd. (ADR)	8,540	602,668
JPMorgan Chase & Co.	9,489	1,311,190
KBC Group NV	2,016	111,674
KeyCorp	4,840	91,040
Mitsubishi UFJ Financial Group, Inc.	344,200	1,877,109
National Bank of Canada	2,662	189,842
NatWest Group PLC	96,815	307,902
Nordea Bank Abp (Stockholm)	43,783	460,116
Oversea-Chinese Banking Corp., Ltd.	74,000	682,034
Royal Bank of Canada(b)	8,694	864,649
Skandinaviska Enskilda Banken AB - Class A	27,637	318,675
Societe Generale SA	11,272	283,705
Standard Chartered PLC	53,993	402,196
SVB Financial Group(a)	806	186,815
Toronto-Dominion Bank (The)	7,698	512,361
Umpqua Holdings Corp.	79,907	1,619,715
Wells Fargo & Co.	15,851	760,055

		16,987,817

Capital Markets – 2.7%
Ameriprise Financial, Inc.	1,314	436,182
BlackRock, Inc.	2,096	1,500,736
Carlyle Group, Inc. (The)	5,338	166,386
Charles Schwab Corp. (The)	45,616	3,765,145
CME Group, Inc.	3,644	643,166
Deutsche Boerse AG	1,920	352,847
Goldman Sachs Group, Inc. (The)	7,572	2,923,928
Houlihan Lokey, Inc.	5,723	562,857

Company	Shares	U.S. $ Value

Julius Baer Group Ltd.	20,288	$1,168,636
London Stock Exchange Group PLC	2,306	230,912
Morgan Stanley	3,374	314,018
MSCI, Inc.	1,003	509,354
Partners Group Holding AG	553	550,992
Raymond James Financial, Inc.	1,186	138,643
Singapore Exchange Ltd.	43,300	289,824

		13,553,626

Consumer Finance – 0.1%
American Express Co.	4,096	645,489

Diversified Financial Services – 0.1%
Berkshire Hathaway, Inc. - Class B(a)	583	185,744
Wendel SE	1,428	132,966

		318,710

Insurance – 1.6%
Admiral Group PLC	5,401	132,043
Aflac, Inc.	5,926	426,257
AIA Group Ltd.	31,400	318,855
American International Group, Inc.	7,197	454,203
Aviva PLC	76,834	414,847
AXA SA	13,275	375,265
Everest Re Group Ltd.	1,205	407,218
Fidelity National Financial, Inc.	10,016	404,246
Gjensidige Forsikring ASA	6,086	117,483
Japan Post Holdings Co., Ltd.	52,300	409,936
Japan Post Insurance Co., Ltd.	22,400	372,529
Manulife Financial Corp.	4,037	72,718
Marsh & McLennan Cos., Inc.	3,340	578,421
NN Group NV	13,963	596,729
Principal Financial Group, Inc.	4,619	414,232
Progressive Corp. (The)	4,152	548,687
Prudential Financial, Inc.	3,867	417,752
Sampo Oyj - Class A	13,670	692,292
Willis Towers Watson PLC	2,732	672,509

		7,826,222

Thrifts & Mortgage Finance – 0.5%
Flagstar Bancorp, Inc.	45,637	1,713,213
Home Capital Group, Inc.(b)	15,827	502,407

		2,215,620

		41,547,484

Consumer Discretionary – 6.2%
Auto Components – 0.6%
Aisin Corp.	4,600	126,775
Aptiv PLC(a)	21,779	2,323,166
BorgWarner, Inc.	9,546	405,800
Energy Technology(d) (e)	13	2,275

		2,858,016

Automobiles – 0.3%
IAA, Inc.(a)	17,471	652,891
Tesla, Inc.(a)	3,155	614,279

		1,267,170

Company	Shares	U.S. $ Value

Distributors – 0.0%
D’ieteren Group	786	$149,695

Diversified Consumer Services – 0.1%
Service Corp. International/US	8,617	615,685

Hotels, Restaurants & Leisure – 1.3%
Caesars Entertainment, Inc.(a)	367	18,647
Chipotle Mexican Grill, Inc.(a)	266	432,772
Compass Group PLC	25,941	591,401
Domino’s Pizza, Inc.	733	284,939
Evolution AB(c)	3,104	319,724
Galaxy Entertainment Group Ltd.	222,800	1,354,503
Marriott International, Inc./MD - Class A	2,759	456,201
Sodexo SA	4,174	399,759
Starbucks Corp.	17,241	1,762,030
Yum China Holdings, Inc.	12,258	675,661
Yum! Brands, Inc.	2,149	276,490

		6,572,127

Household Durables – 0.4%
iRobot Corp.(a)	23,035	1,199,893
Open House Group Co., Ltd.	9,300	394,381
TopBuild Corp.(a)	1,024	157,778

		1,752,052

Internet & Direct Marketing Retail – 1.4%
Alibaba Group Holding Ltd.(a)	51,300	558,305
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	8,555	749,076
Amazon.com, Inc.(a)	46,568	4,495,675
Poshmark, Inc. - Class A(a)	12,030	214,495
Prosus NV	5,802	379,675
ZOZO, Inc.	19,100	482,211

		6,879,437

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	5,600	371,058
BRP, Inc.	1,841	137,765
Carlson Travel, Inc.	1,901	11,121

		519,944

Multiline Retail – 0.1%
ATD New Holdings, Inc.(a)	2,609	186,543
Cie Financiere Richemont SA (REG)	3,678	487,585

		674,128

Specialty Retail – 1.1%
AutoZone, Inc.(a)	541	1,395,239
Home Depot, Inc. (The)	2,243	726,710
O’Reilly Automotive, Inc.(a)	835	721,891
TJX Cos., Inc. (The)	32,286	2,584,494

		5,428,334

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.8%
adidas AG	603	$77,732
Kering SA	1,084	651,307
NIKE, Inc. - Class B	27,945	3,065,287
Pandora A/S	5,398	410,954

		4,205,280

		30,921,868

Industrials – 5.0%
Aerospace & Defense – 0.4%
Airbus SE	4,117	472,613
BAE Systems PLC	42,653	422,424
Dassault Aviation SA	917	145,764
Hexcel Corp.	4,974	298,191
Huntington Ingalls Industries, Inc.	1,717	398,276
Rheinmetall AG	363	74,188

		1,811,456

Air Freight & Logistics – 0.2%
Atlas Air Worldwide Holdings, Inc.(a)	6,204	625,177
Expeditors International of Washington, Inc.	3,657	424,431

		1,049,608

Airlines – 0.3%
Deutsche Lufthansa AG (REG)(a)	49,511	399,161
Spirit Airlines, Inc.	53,764	1,167,217

		1,566,378

Building Products – 0.6%
Assa Abloy AB - Class B	11,753	269,489
Otis Worldwide Corp.	31,722	2,477,171
Owens Corning	5,770	512,607

		3,259,267

Commercial Services & Supplies – 0.7%
Cintas Corp.	949	438,229
Rollins, Inc.	9,931	401,610
Stericycle, Inc.(a)	30,093	1,568,748
Tetra Tech, Inc.	2,757	426,205
TOMRA Systems ASA	17,025	326,840
Waste Management, Inc.	3,495	586,181

		3,747,813

Construction & Engineering – 0.1%
AECOM	3,184	270,640
WillScot Mobile Mini Holdings Corp.(a)	1,235	59,539

		330,179

Electrical Equipment – 0.2%
Eaton Corp. PLC	5,637	921,368

Company	Shares	U.S. $ Value

Machinery – 1.7%
Altra Industrial Motion Corp.	18,308	$1,073,215
Atlas Copco AB - Class B	13,809	156,777
Caterpillar, Inc.	1,554	367,381
CNH Industrial NV	25,634	413,139
Deere & Co.	1,446	637,686
Dover Corp.	10,038	1,424,894
Illinois Tool Works, Inc.	2,103	478,369
Parker-Hannifin Corp.	4,288	1,281,855
SMC Corp.	800	365,049
Snap-on, Inc.	1,712	411,907
Techtronic Industries Co., Ltd.	36,700	447,379
Volvo AB - Class A	6,126	116,668
Volvo AB - Class B	53,670	986,005
Xylem, Inc./NY	2,202	247,395

		8,407,719

Marine – 0.0%
SITC International Holdings Co., Ltd.	80,000	177,468

Professional Services – 0.5%
Booz Allen Hamilton Holding Corp.	3,461	368,251
Experian PLC	868	30,711
RELX PLC (Amsterdam)	24,893	702,500
Robert Half International, Inc.	5,176	407,765
Wolters Kluwer NV	7,359	811,038

		2,320,265

Road & Rail – 0.1%
Canadian National Railway Co.	4,037	518,269

Trading Companies & Distributors – 0.2%
Toyota Tsusho Corp.	3,900	150,551
United Rentals, Inc.(a)	833	294,074
WW Grainger, Inc.	704	424,554

		869,179

Transportation Infrastructure – 0.0%
Atlas Corp.(b)	2,868	44,081

		25,023,050

Communication Services – 3.6%
Diversified Telecommunication Services – 1.3%
BCE, Inc.	7,012	333,932
Charter Communications, Inc. - Class A(a)	193	75,519
Comcast Corp. - Class A	57,917	2,122,079
Deutsche Telekom AG (REG)	12,706	258,475
HKT Trust & HKT Ltd.	347,000	423,104
Intelsat Jackson Holdings SA(a) (d) (e)	346	0
Intelsat SA	1,653	38,639
Nippon Telegraph & Telephone Corp.	17,700	490,803
Shaw Communications, Inc. - Class B	62,225	1,698,160
Spark New Zealand Ltd.	121,661	396,628
Telstra Group Ltd.	288,194	781,932

		6,619,271

Company	Shares	U.S. $ Value

Entertainment – 1.0%
Activision Blizzard, Inc.	23,295	$1,722,665
Electronic Arts, Inc.	17,452	2,282,373
Live Nation Entertainment, Inc.(a)	5,648	410,948
Ubisoft Entertainment SA(a)	4,280	119,062
Universal Music Group NV(b)	13,693	325,630

		4,860,678

Interactive Media & Services – 1.2%
Alphabet, Inc. - Class A(a)	7,090	716,019
Alphabet, Inc. - Class C(a)	45,322	4,597,917
Auto Trader Group PLC(c)	55,566	383,589
Kakaku.com, Inc.	10,100	181,539

		5,879,064

Media – 0.1%
DISH Network Corp. - Class A(a)	609	9,775
iHeartMedia, Inc. - Class A(a)	2,453	19,722
TEGNA, Inc.	14,345	283,170

		312,667

		17,671,680

Consumer Staples – 3.0%
Beverages – 1.4%
Asahi Group Holdings Ltd.	65,039	2,085,922
Coca-Cola Co. (The)	36,754	2,337,922
Constellation Brands, Inc. - Class A	6,977	1,795,531
Heineken Holding NV	3,400	257,407
Keurig Dr Pepper, Inc.	4,694	181,517
Kirin Holdings Co., Ltd.(b)	16,800	265,198

		6,923,497

Food & Staples Retailing – 0.7%
Albertsons Cos., Inc. - Class A	19,044	398,972
Alimentation Couche-Tard, Inc.	3,072	139,949
Costco Wholesale Corp.	196	105,693
George Weston Ltd.	1,399	175,193
Jeronimo Martins SGPS SA	16,591	370,170
Koninklijke Ahold Delhaize NV	30,450	887,377
Kroger Co. (The)	6,552	322,293
Loblaw Cos., Ltd.	2,887	260,552
Progenics Pharmaceuticals, Inc.(d) (e)	136,645	0
Sysco Corp.	5,092	440,509
Walmart, Inc.	1,688	257,285

		3,357,993

Food Products – 0.3%
Archer-Daniels-Midland Co.	4,762	464,295
Bunge Ltd.	3,864	405,102
Hershey Co. (The)	1,801	423,541
Nestle SA (REG)	873	103,908
Salmar ASA	4,783	168,597

		1,565,443

Company	Shares	U.S. $ Value

Household Products – 0.4%
Colgate-Palmolive Co.	6,055	$469,141
Kimberly-Clark Corp.	783	106,198
Procter & Gamble Co. (The)	6,598	984,158
Southeastern Grocers, Inc.(a) (d) (e)	8,714	189,530

		1,749,027

Personal Products – 0.1%
Unilever PLC (London)	11,319	565,963

Tobacco – 0.1%
Imperial Brands PLC	16,183	416,244
Philip Morris International, Inc.	2,503	249,474

		665,718

		14,827,641

Energy – 1.9%
Energy Equipment & Services – 0.6%
CHC Group LLC(a)	1,138	2
Diamond Offshore Drilling, Inc.(f)	3,643	34,864
Halliburton Co.	11,397	431,832
Shell PLC	89,939	2,632,137
Vantage Drilling International(a)	250	4,000

		3,102,835

Oil, Gas & Consumable Fuels – 1.3%
Battalion Oil Corp.(a)	1	11
Berry Corp.	5,577	50,249
Cenovus Energy, Inc.(b)	20,681	411,268
Cheniere Energy, Inc.	5,260	922,394
Chevron Corp.	530	97,154
Civitas Resources, Inc.	493	33,208
Denbury, Inc.(a)	594	53,317
Equinor ASA	40,786	1,570,702
Exxon Mobil Corp.	2,332	259,645
Imperial Oil Ltd.(b)	7,062	401,780
K201640219 South Africa Ltd. - Series A(d) (e)	465,862	0
K201640219 South Africa Ltd. - Series B(d) (e)	73,623	0
Marathon Petroleum Corp.	3,754	457,275
Neste Oyj	8,486	438,018
Repsol SA	27,070	417,970
SandRidge Energy, Inc.(a)	14	286
Suncor Energy, Inc.(b)	8,588	282,383
Texas Pacific Land Corp.	160	414,806
Tourmaline Oil Corp.	1,020	62,080
Valero Energy Corp.	878	117,318
Woodside Energy Group Ltd.	5,789	146,199

		6,136,063

		9,238,898

Materials – 1.5%
Chemicals – 0.6%
CF Industries Holdings, Inc.	3,537	382,668
Chr Hansen Holding A/S	4,131	254,963

Company	Shares	U.S. $ Value

Koninklijke DSM NV	2,206	$286,125
Linde PLC	3,532	1,188,447
Mitsubishi Chemical Group Corp.	23,100	123,345
OCI NV	9,397	397,813
Sumitomo Chemical Co., Ltd.	101,100	368,594

		3,001,955

Containers & Packaging – 0.1%
Avery Dennison Corp.	1,951	377,187
Westrock Co.	16	607

		377,794

Metals & Mining – 0.7%
Artsonig Pty Ltd.(d) (e)	51,133	0
Fortescue Metals Group Ltd.(b)	13,332	177,444
Mineral Resources Ltd.	1,221	73,544
Nippon Steel Corp.	2,500	40,053
Steel Dynamics, Inc.	3,931	408,549
Teck Resources Ltd. – Class B	5,241	194,265
Turquoise Hill Resources Ltd.(a)	35,113	1,099,476
Yamana Gold, Inc.	279,387	1,525,453

		3,518,784

Paper & Forest Products – 0.1%
Resolute Forest Products, Inc.(a)	14,789	312,048

		7,210,581

Utilities – 1.4%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	4,316	417,789
Enel SpA	31,780	171,446
First Trust Global Wind Energy ETF(b)	20,043	348,949
Iberdrola SA	65,072	735,145
NextEra Energy, Inc.	5,634	477,200
NRG Energy, Inc.	9,491	402,893
Orsted AS(c)	3,167	277,304
PNM Resources, Inc.	34,082	1,670,018
Xcel Energy, Inc.	5,629	395,268

		4,896,012

Gas Utilities – 0.2%
Naturgy Energy Group SA(b)	13,975	392,924
South Jersey Industries, Inc.	16,897	586,326
UGI Corp.	10,403	402,076

		1,381,326

Multi-Utilities – 0.1%
Sempra Energy	2,796	464,667

Water Utilities – 0.1%
American Water Works Co., Inc.	1,667	252,984

		6,994,989

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) – 1.0%
American Tower Corp.	9,992	2,210,730

Company		Shares	U.S. $ Value

Extra Space Storage, Inc.		1,177	$189,132
Host Hotels & Resorts, Inc.		7,343	139,076
Iron Mountain, Inc.		4,132	224,492
Link REIT		24,700	166,844
Medical Properties Trust, Inc.(b)		11,653	152,887
Nippon Building Fund, Inc.		39	181,917
Public Storage		77	22,943
Simon Property Group, Inc.		3,675	438,942
Stockland		46,377	121,084
STORE Capital Corp.		17,753	566,321
Summit Industrial Income REIT		27,410	459,499
Weyerhaeuser Co.		12,825	419,506

			5,293,373

Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(a)		17,452	1,389,179

			6,682,552

Total Common Stocks (cost $255,788,934)			285,805,534

	Principal Amount (000)

CORPORATES – NON-INVESTMENT GRADE – 5.7%
Industrial – 5.0%
Basic – 0.3%
Arconic Corp. 6.125%, 02/15/2028(c)	U.S.$	33	30,974
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(c)		58	47,915
7.50%, 09/30/2029(c)		16	10,697
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(c)		102	99,138
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(b) (c)		25	21,935
6.75%, 03/15/2026(c)		12	12,077
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		20	19,357
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(c)		64	57,811
Element Solutions, Inc. 3.875%, 09/01/2028(c)		91	77,857
ERP Iron Ore, LLC 1.00%, 12/31/2019(a) (d) (e) (g) (h)		12	8,102
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(c)		36	33,128
6.125%, 04/15/2032(c)		166	152,295
Glatfelter Corp. 4.75%, 11/15/2029(c)		32	20,877
Graham Packaging Co., Inc. 7.125%, 08/15/2028(c)		28	23,793

	Principal Amount (000)		U.S. $ Value

Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(c)	U.S.$	11	$9,124
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(c)	EUR	149	131,856
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(c) (h)	U.S.$	52	36,625
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(c)		123	100,091
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(a) (d) (e) (f) (g)		146	0
Mercer International, Inc. 5.125%, 02/01/2029		93	79,832
Valvoline, Inc. 4.25%, 02/15/2030(c)		152	147,863
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(c)		234	175,523
WR Grace Holdings LLC 4.875%, 06/15/2027(c)		59	52,860

			1,349,730

Capital Goods – 0.4%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(c) (h)	EUR	202	147,690
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(c)		218	193,204
Clean Harbors, Inc. 4.875%, 07/15/2027(c)	U.S.$	3	2,823
Eco Material Technologies, Inc. 7.875%, 01/31/2027(c)		121	115,118
Energizer Holdings, Inc. 4.75%, 06/15/2028(c)		33	28,933
EnerSys 4.375%, 12/15/2027(c)		100	89,196
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(c)		130	125,347
GFL Environmental, Inc. 5.125%, 12/15/2026(c)		15	14,439
Granite US Holdings Corp. 11.00%, 10/01/2027(b) (c)		54	56,364
Harsco Corp. 5.75%, 07/31/2027(c)		122	98,686
JELD-WEN, Inc. 4.625%, 12/15/2025(c)		17	14,407
LSB Industries, Inc. 6.25%, 10/15/2028(c)		23	21,478
Madison IAQ LLC 5.875%, 06/30/2029(c)		207	151,890

	Principal Amount (000)		U.S. $ Value

Moog, Inc. 4.25%, 12/15/2027(c)	U.S.$	42	$38,058
SPX FLOW, Inc. 8.75%, 04/01/2030(c)		103	85,237
Stevens Holding Co., Inc. 6.125%, 10/01/2026(c)		18	18,079
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(c)		34	31,387
TK Elevator Midco GmbH 4.375%, 07/15/2027(c)	EUR	201	184,212
TransDigm UK Holdings PLC 6.875%, 05/15/2026	U.S.$	265	261,205
TransDigm, Inc. 6.25%, 03/15/2026(c)		47	46,726
Triumph Group, Inc. 6.25%, 09/15/2024(c)		37	35,176
7.75%, 08/15/2025(b)		42	36,374
8.875%, 06/01/2024(c)		51	52,511
WESCO Distribution, Inc. 7.25%, 06/15/2028(c)		53	53,720

			1,902,260

Communications - Media – 0.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(c)		113	88,503
Altice Financing SA 5.75%, 08/15/2029(c)		279	228,043
AMC Networks, Inc. 4.25%, 02/15/2029		181	134,899
Arches Buyer, Inc. 6.125%, 12/01/2028(b) (c)		39	31,466
Banijay Entertainment SASU 3.50%, 03/01/2025(c)	EUR	150	148,206
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(c)	U.S.$	111	86,430
4.50%, 08/15/2030(c)		105	88,460
4.75%, 02/01/2032(c)		88	73,545
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(c)		25	21,732
CSC Holdings LLC 3.375%, 02/15/2031(c)		200	144,186
DISH DBS Corp. 5.125%, 06/01/2029		53	34,860
5.25%, 12/01/2026(c)		135	115,881
5.75%, 12/01/2028(c)		94	76,599
7.375%, 07/01/2028		98	72,275
DISH Network Corp. 3.375%, 08/15/2026(i)		56	36,260
Gray Escrow II, Inc. 5.375%, 11/15/2031(c)		129	98,402

	Principal Amount (000)		U.S. $ Value

iHeartCommunications, Inc. 4.75%, 01/15/2028(c)	U.S.$	35	$30,160
6.375%, 05/01/2026		22	20,820
8.375%, 05/01/2027(b)		137	121,421
Lamar Media Corp. 4.875%, 01/15/2029		4	3,720
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(c)		139	123,504
8.00%, 08/01/2029(c)		93	78,828
National CineMedia LLC 5.75%, 08/15/2026		33	3,439
5.875%, 04/15/2028(c)		67	23,954
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(c)		61	51,482
Sinclair Television Group, Inc. 5.125%, 02/15/2027(b) (c)		150	125,714
5.50%, 03/01/2030(c)		107	81,884
Sirius XM Radio, Inc. 3.875%, 09/01/2031(c)		116	94,799
4.00%, 07/15/2028(c)		292	258,043
Summer BC Holdco B SARL 5.75%, 10/31/2026(c)	EUR	150	138,689
TEGNA, Inc. 4.75%, 03/15/2026(c)	U.S.$	35	34,300
5.00%, 09/15/2029		110	103,223
Univision Communications, Inc. 6.625%, 06/01/2027(c)		144	141,173
7.375%, 06/30/2030(c)		25	24,948
Urban One, Inc. 7.375%, 02/01/2028(c)		203	171,971

			3,111,819

Communications - Telecommunications – 0.3%
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(c)		200	188,904
Consolidated Communications, Inc. 5.00%, 10/01/2028(c)		25	18,989
6.50%, 10/01/2028(c)		164	134,921
Embarq Corp. 7.995%, 06/01/2036		180	76,482
Frontier Communications Holdings LLC 5.875%, 10/15/2027(c)		65	61,840
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(a) (d) (e)		177	0
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(c)	EUR	100	89,074
Level 3 Financing, Inc. 4.25%, 07/01/2028(c)	U.S.$	25	19,803
4.625%, 09/15/2027(c)		67	56,823
Telecom Italia Capital SA 7.20%, 07/18/2036		105	87,085

	Principal Amount (000)		U.S. $ Value

United Group BV 3.625%, 02/15/2028(c)	EUR	108	$85,425
4.00%, 11/15/2027(c)		109	87,930
4.625%, 08/15/2028(c)		291	230,288
5.25%, 02/01/2030(c)		185	143,840
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(c)	U.S.$	200	163,884

			1,445,288

Consumer Cyclical - Automotive – 0.4%
Allison Transmission, Inc. 5.875%, 06/01/2029(c)		60	57,107
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(c)		69	68,229
Dana, Inc. 5.375%, 11/15/2027		11	10,126
5.625%, 06/15/2028		17	15,639
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(c)		169	145,291
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(a) (d) (e) (f)		59	0
(First Lien) 11.00%, 10/31/2024(a) (d) (e) (f)		24	0
Faurecia SE 2.75%, 02/15/2027(c)	EUR	219	197,493
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	284	272,572
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029(b)		42	36,322
5.25%, 07/15/2031		39	33,408
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(c) (h)	EUR	100	97,611
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(c)		153	153,979
5.875%, 01/15/2028(c)	U.S.$	200	154,146
Mclaren Finance PLC 7.50%, 08/01/2026(c)		200	162,500
PM General Purchaser LLC 9.50%, 10/01/2028(c)		103	90,094
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(c)		163	112,512
Titan International, Inc. 7.00%, 04/30/2028		108	102,602
ZF North America Capital, Inc. 4.75%, 04/29/2025(c)		161	153,956

			1,863,587

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(c)	U.S.$	58	$48,269
5.75%, 03/01/2027(c)		112	83,279
9.875%, 08/01/2027(c)		60	58,579
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(c)		179	178,397
Lindblad Expeditions LLC 6.75%, 02/15/2027(c)		37	34,229
Mattel, Inc. 5.875%, 12/15/2027(c)		15	14,659
NCL Corp., Ltd. 5.875%, 03/15/2026(c)		123	101,709
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(c)		112	92,957
5.50%, 08/31/2026(c)		90	78,052
5.50%, 04/01/2028(c)		93	76,097
9.25%, 01/15/2029(c)		83	84,991
11.50%, 06/01/2025(c)		134	143,641
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(c)		93	95,272
Six Flags Entertainment Corp. 4.875%, 07/31/2024(c)		30	29,171
Vail Resorts, Inc. 6.25%, 05/15/2025(c)		25	25,098
Viking Cruises Ltd. 5.875%, 09/15/2027(c)		129	108,179
7.00%, 02/15/2029(b) (c)		34	28,984
13.00%, 05/15/2025(c)		35	37,202
VOC Escrow Ltd. 5.00%, 02/15/2028(c)		3	2,585

			1,321,350

Consumer Cyclical - Other – 0.4%
Adams Homes, Inc. 7.50%, 02/15/2025(c)		63	52,557
Beazer Homes USA, Inc. 6.75%, 03/15/2025		46	44,071
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(c)		113	89,063
6.25%, 09/15/2027(c)		3	2,680
Builders FirstSource, Inc. 6.375%, 06/15/2032(c)		100	92,685
Caesars Entertainment, Inc. 6.25%, 07/01/2025(c)		102	100,641
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(b) (c)		44	32,189
Empire Communities Corp. 7.00%, 12/15/2025(c)		7	6,171

	Principal Amount (000)		U.S. $ Value

Everi Holdings, Inc. 5.00%, 07/15/2029(c)	U.S.$	18	$15,667
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(c)		173	147,105
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(c)		89	73,260
5.375%, 05/01/2025(c)		21	20,853
5.75%, 05/01/2028(c)		22	21,557
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(c)		72	59,366
5.00%, 06/01/2029(c)		66	57,168
Installed Building Products, Inc. 5.75%, 02/01/2028(c)		31	27,171
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(c)		19	18,864
Mattamy Group Corp. 4.625%, 03/01/2030(c)		88	72,626
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(b) (c)		17	13,602
Shea Homes LP / Shea Homes Funding Corp. 4.75%, 02/15/2028		55	47,489
4.75%, 04/01/2029		87	72,200
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(c)		197	185,562
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(c)		69	64,503
5.875%, 06/15/2027(c)		3	2,874
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(c)		183	180,926
Travel + Leisure Co. 4.50%, 12/01/2029(c)		126	102,892
4.625%, 03/01/2030(c)		94	76,853
6.625%, 07/31/2026(c)		143	140,343
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(b) (c)		93	86,140

			1,907,078

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(c)		53	52,941

Consumer Cyclical - Retailers – 0.4%
Arko Corp. 5.125%, 11/15/2029(c)		46	36,939
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(c)		60	52,347
5.00%, 02/15/2032(c)		24	20,296

	Principal Amount (000)		U.S. $ Value

Bath & Body Works, Inc. 5.25%, 02/01/2028	U.S.$	13	$12,058
6.625%, 10/01/2030(c)		129	120,923
6.75%, 07/01/2036		58	50,931
6.875%, 11/01/2035		131	118,535
6.95%, 03/01/2033		69	59,881
7.50%, 06/15/2029(b)		13	13,041
9.375%, 07/01/2025(c)		32	33,814
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(c) (h)		48	31,668
Carvana Co. 5.50%, 04/15/2027(c)		14	5,041
5.875%, 10/01/2028(c)		37	12,971
Dufry One BV 2.50%, 10/15/2024(c)	EUR	143	144,946
Edcon Ltd. 0.01%, 06/25/2023(e)	ZAR	2	0
FirstCash, Inc. 4.625%, 09/01/2028(c)	U.S.$	22	19,458
5.625%, 01/01/2030(c)		93	84,555
Foundation Building Materials, Inc. 6.00%, 03/01/2029(c)		24	17,981
Kontoor Brands, Inc. 4.125%, 11/15/2029(c)		90	74,420
LBM Acquisition LLC 6.25%, 01/15/2029(c)		20	13,745
Michaels Cos, Inc. (The) 7.875%, 05/01/2029(c)		144	85,127
Murphy Oil USA, Inc. 5.625%, 05/01/2027		6	5,471
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(c)		60	57,733
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(c)		271	252,312
Rite Aid Corp. 7.50%, 07/01/2025(c)		105	77,709
8.00%, 11/15/2026(c)		109	67,128
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(c)		90	75,309
SRS Distribution, Inc. 6.125%, 07/01/2029(c)		29	24,067
Staples, Inc. 7.50%, 04/15/2026(c)		228	203,358
TPro Acquisition Corp. 11.00%, 10/15/2024(c)		36	35,981
White Cap Buyer LLC 6.875%, 10/15/2028(c)		151	130,700
White Cap Parent LLC 8.25%, 03/15/2026(c) (h)		29	24,894

			1,963,339

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.4%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(c)	U.S.$	88	$82,916
AdaptHealth LLC 6.125%, 08/01/2028(c)		25	23,077
AHP Health Partners, Inc. 5.75%, 07/15/2029(c)		83	65,782
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(c)		184	166,982
Bausch Health Cos., Inc. 4.875%, 06/01/2028(c)		173	105,992
6.25%, 02/15/2029(c)		7	2,959
7.25%, 05/30/2029(c)		48	20,294
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(c)		8	7,150
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(c)		27	19,828
6.125%, 04/01/2030(c)		91	46,424
6.875%, 04/15/2029(c)		205	109,612
6.875%, 04/01/2028(c)		53	25,462
Darling Ingredients, Inc. 6.00%, 06/15/2030(c)		47	46,045
DaVita, Inc. 3.75%, 02/15/203(c)		45	33,048
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(c)		13	5,850
Garden Spinco Corp. 8.625%, 07/20/2030(c)		71	75,867
Global Medical Response, Inc. 6.50%, 10/01/2025(c)		103	77,729
Grifols Escrow Issuer SA 4.75%, 10/15/2028(c)		200	167,306
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(c)		132	109,652
Legacy LifePoint Health LLC 4.375%, 02/15/2027(c)		67	56,128
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.00%, 06/15/2029(c)		6	3,110
Medline Borrower LP 3.875%, 04/01/2029(c)		93	79,942
5.25%, 10/01/2029(c)		167	136,138
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(c)		17	14,294
ModivCare, Inc. 5.875%, 11/15/2025(c)		17	15,724

	Principal Amount (000)		U.S. $ Value

Option Care Health, Inc. 4.375%, 10/31/2029(c)	U.S.$	85	$72,468
Post Holdings, Inc. 5.50%, 12/15/2029(c)		131	120,420
RP Escrow Issuer LLC 5.25%, 12/15/2025(c)		45	37,696
Spectrum Brands, Inc. 3.875%, 03/15/2031(c)		175	133,044
5.75%, 07/15/2025		2	1,976
Tenet Healthcare Corp. 6.125%, 10/01/2028(c)		65	57,336
6.125%, 06/15/2030(c)		39	36,969
Triton Water Holdings, Inc. 6.25%, 04/01/2029 (c)		65	50,622
US Acute Care Solutions LLC 6.375%, 03/01/2026(c)		59	53,531
US Renal Care, Inc. 10.625%, 07/15/2027(c)		66	26,452

			2,087,825

Energy – 0.6%
Berry Petroleum Co. LLC 7.00%, 02/15/2026(c)		58	54,855
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(c)		37	37,332
Callon Petroleum Co. 8.25%, 07/15/2025		169	168,630
Citgo Holding, Inc. 9.25%, 08/01/2024(c)		50	50,250
CITGO Petroleum Corp. 6.375%, 06/15/2026(c)		43	42,206
7.00%, 06/15/2025(c)		152	149,854
Civitas Resources, Inc. 5.00%, 10/15/2026(c)		23	21,186
CNX Resources Corp. 6.00%, 01/15/2029(c)		47	44,209
7.25%, 03/14/2027(c)		2	1,993
Comstock Resources, Inc. 6.75%, 03/01/2029(c)		36	34,839
Crescent Energy Finance LLC 7.25%, 05/01/2026(c)		56	54,056
Diamond Foreign Asset Co./Diamond Finance LLC 13.00% (9.00% Cash or 13.00% PIK), 04/22/2027(h)		26	23,818
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(c)		90	86,341
EnLink Midstream LLC 5.625%, 01/15/2028(c)		74	71,726
EnLink Midstream Partners LP 4.15%, 06/01/2025		72	68,802
5.05%, 04/01/2045		49	37,253

	Principal Amount (000)		U.S. $ Value

5.45%, 06/01/2047	U.S.$	39	$31,654
5.60%, 04/01/2044		10	8,310
EQM Midstream Partners LP 4.50%, 01/15/2029(c)		73	64,124
4.75%, 01/15/2031(c)		70	59,641
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		51	49,551
6.25%, 05/15/2026		47	43,805
6.50%, 10/01/2025		21	20,256
7.75%, 02/01/2028		84	80,153
8.00%, 01/15/2027		38	36,419
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		38	34,309
7.00%, 08/01/2027		43	40,832
Gulfport Energy Corp. 6.00%, 10/15/2024(a)		62	77
6.375%, 05/15/2025(a)		71	89
6.375%, 01/15/2026(a)		208	260
6.625%, 05/01/2023(a)		12	15
8.00%, 05/17/2026(c)		53	52,678
Hess Midstream Operations LP 4.25%, 02/15/2030(c)		14	12,023
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(c)		21	19,270
6.00%, 02/01/2031(c)		30	27,550
ITT Holdings LLC 6.50%, 08/01/2029(c)		145	124,520
Murphy Oil Corp. 6.125%, 12/01/2042		51	39,624
Nabors Industries Ltd. 7.25%, 01/15/2026(c)		43	41,310
7.50%, 01/15/2028(c)		117	106,944
New Fortress Energy, Inc. 6.75%, 09/15/2025(c)		102	99,574
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(c)		149	134,450
Occidental Petroleum Corp. 5.50%, 12/01/2025		12	11,970
5.875%, 09/01/2025		22	22,209
6.125%, 01/01/2031		15	15,226
8.50%, 07/15/2027		26	28,325
8.875%, 07/15/2030		26	29,757
PDC Energy, Inc. 5.75%, 05/15/2026		163	155,737
Southwestern Energy Co. 5.375%, 02/01/2029		78	73,648
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(c)		61	58,720
Sunnova Energy Corp. 5.875%, 09/01/2026(c)		30	26,844

	Principal Amount (000)		U.S. $ Value

Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028	U.S.$	129	$123,899
6.00%, 04/15/2027		4	3,961
Talos Production, Inc. 12.00%, 01/15/2026		29	30,568
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(c)		60	60,018
Transocean Pontus Ltd. 6.125%, 08/01/2025(c)		36	35,425
Transocean Sentry Ltd. 5.375%, 05/15/2023(c)		99	98,273
Transocean, Inc. 6.80%, 03/15/2038		1	524

			2,849,892

Other Industrial – 0.0%
Interface, Inc. 5.50%, 12/01/2028(c)		22	17,894

Services – 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(c)		31	29,460
9.75%, 07/15/2027(c)		206	185,839
ANGI Group LLC 3.875%, 08/15/2028(b) (c)		209	157,049
Aptim Corp. 7.75%, 06/15/2025(c)		161	113,763
APX Group, Inc. 5.75%, 07/15/2029(b) (c)		209	178,055
6.75%, 02/15/2027(c)		35	34,703
Aramark Services, Inc. 6.375%, 05/01/2025(c)		90	89,797
Cars.com, Inc. 6.375%, 11/01/2028(c)		70	61,676
Garda World Security Corp. 6.00%, 06/01/2029(c)		182	146,257
9.50%, 11/01/2027(c)		215	199,215
Gartner, Inc. 4.50%, 07/01/2028(c)		49	46,110
Korn Ferry 4.625%, 12/15/2027(c)		63	57,593
Millennium Escrow Corp. 6.625%, 08/01/2026(c)		140	100,743
MoneyGram International, Inc. 5.375%, 08/01/2026(c)		62	62,621
Monitronics International, Inc. 9.125%, 04/01/2020(a) (d) (e) (g)		120	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(c)		77	61,519
5.75%, 11/01/2028(b) (c)		287	204,723
Neptune Bidco US, Inc. 9.29%, 04/15/2029(c)		204	196,438

	Principal Amount (000)		U.S. $ Value

Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(c)	U.S.$	247	$230,515
Sabre GLBL, Inc. 7.375%, 09/01/2025(c)		88	83,838
9.25%, 04/15/2025(c)		41	40,872
11.25%, 12/15/2027(c)		80	82,034
TripAdvisor, Inc. 7.00%, 07/15/2025(c)		41	40,662
Verscend Escrow Corp. 9.75%, 08/15/2026(c)		115	115,138
ZipRecruiter, Inc. 5.00%, 01/15/2030(c)		131	107,056

			2,625,676

Technology – 0.3%
Ahead DB Holdings LLC 6.625%, 05/01/2028(c)		95	77,419
Avaya, Inc. 6.125%, 09/15/2028(c)		106	46,753
Boxer Parent Co., Inc. 7.125%, 10/02/2025(c)		7	6,832
Cablevision Lightpath LLC 5.625%, 09/15/2028(c)		200	154,148
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(b) (c)		41	35,117
CommScope, Inc. 4.75%, 09/01/2029(c)		92	77,474
Entegris Escrow Corp. 5.95%, 06/15/2030(c)		59	55,546
GoTo Group, Inc. 5.50%, 09/01/2027(c)		51	29,836
NCR Corp. 5.125%, 04/15/2029(c)		102	87,757
5.75%, 09/01/2027(c)		43	41,813
6.125%, 09/01/2029(c)		28	27,179
NortonLifeLock, Inc. 6.75%, 09/30/2027(c)		85	85,363
7.125%, 09/30/2030(c)		85	85,681
Playtika Holding Corp. 4.25%, 03/15/2029(c)		90	72,960
Presidio Holdings, Inc. 4.875%, 02/01/2027(c)		12	11,206
8.25%, 02/01/2028(c)		172	156,274
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(c)		316	225,880
Virtusa Corp. 7.125%, 12/15/2028(c)		66	49,539

			1,326,777

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.1%
Air Canada 3.875%, 08/15/2026(c)	U.S.$	29	$26,534
Allegiant Travel Co. 7.25%, 08/15/2027(c)		47	45,462
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(c)		101	98,166
5.75%, 04/20/2029(c)		88	82,174
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(c)		47	44,233
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(c)		162	163,778

			460,347

Transportation - Services – 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(b) (c)		45	39,767
5.75%, 07/15/2027(b) (c)		80	74,124
Hertz Corp. (The) 4.625%, 12/01/2026(c)		126	109,379
PROG Holdings, Inc. 6.00%, 11/15/2029(c)		85	74,195

			297,465

			24,583,268

Financial Institutions – 0.7%
Banking – 0.2%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(j)		19	12,620
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(c)		115	100,403
7.00%, 01/15/2026(c)		53	45,727
CaixaBank SA 5.875%, 10/09/2027(c) (j)	EUR	200	193,972
Credit Suisse Group AG 6.25%, 12/18/2024(c) (j)	U.S.$	200	150,282
Discover Financial Services Series D 6.125%, 06/23/2025(j)		244	238,171

			741,175

Brokerage – 0.1%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(c)		83	84,550
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(c)		122	123,310
Hightower Holding LLC 6.75%, 04/15/2029(c)		270	224,111

	Principal Amount (000)		U.S. $ Value

NFP Corp. 6.875%, 08/15/2028(c)	U.S.$	257	$217,404
7.50%, 10/01/2030(c)		70	67,321

			716,696

Finance – 0.2%
Aircastle Ltd. 5.25%, 06/15/2026(c) (j)		97	72,399
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(c)		46	39,289
CNG Holdings, Inc. 12.50%, 06/15/2024(c)		93	78,686
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(c)		81	70,772
Curo Group Holdings Corp. 7.50%, 08/01/2028(c)		177	72,561
Enova International, Inc. 8.50%, 09/01/2024(c)		45	43,257
8.50%, 09/15/2025(c)		161	149,633
goeasy Ltd. 5.375%, 12/01/2024(c)		74	70,435
Lincoln Financing SARL 3.625%, 04/01/2024(c)	EUR	103	105,369
Navient Corp. 4.875%, 03/15/2028	U.S.$	45	36,764
5.50%, 01/25/2023		25	24,951

			764,116

Insurance – 0.0%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(c)		242	193,731
7.00%, 11/15/2025(c)		35	32,901
AmWINS Group, Inc. 4.875%, 06/30/2029(c)		20	17,405

			244,037

Other Finance – 0.1%
Armor Holdco, Inc. 8.50%, 11/15/2029(c)		87	65,482
Coinbase Global, Inc. 3.625%, 10/01/2031(c)		116	62,584
Intrum AB 3.00%, 09/15/2027(c)	EUR	100	80,995
4.875%, 08/15/2025(c)		100	93,295

			302,356

REITs – 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(c)	U.S.$	153	134,695
5.75%, 05/15/2026(c)		51	49,083

	Principal Amount (000)		U.S. $ Value

Diversified Healthcare Trust 9.75%, 06/15/2025	U.S.$	45	$43,815
Iron Mountain, Inc. 4.875%, 09/15/2027(c)		3	2,822
4.875%, 09/15/2029(c)		69	60,948
5.00%, 07/15/2028(c)		53	48,621
5.25%, 03/15/2028(c)		124	116,019
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(c)		49	41,896

			497,899

			3,266,279

Utility – 0.0%
Electric – 0.0%
Calpine Corp. 5.125%, 03/15/2028(c)		28	25,215
Vistra Corp. 7.00%, 12/15/2026(c) (j)		70	62,859
8.00%, 10/15/2026(c) (j)		78	74,592

			162,666

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.875%, 08/20/2026		11	10,543

Other Utility – 0.0%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(c)		60	59,448

			232,657

Total Corporates - Non-Investment Grade (cost $32,509,939)			28,082,204

GOVERNMENTS - TREASURIES – 3.6%
United States – 3.6%
U.S. Treasury Bonds 1.25%, 05/15/2050		14	7,742
U.S. Treasury Notes 0.625%, 08/15/2030(k)		2,130	1,696,331
1.25%, 05/31/2028(k)		4,020	3,504,937
1.625%, 08/15/2029(k) (l)		2,556	2,238,098
1.875%, 02/15/2032		678	581,874
2.375%, 05/15/2029(k)		1,524	1,398,801
2.625%, 05/31/2027		4,890	4,634,708
2.875%, 05/15/2032		1,342	1,253,466
3.00%, 07/31/2024		1,232	1,202,065
4.125%, 10/31/2027		198	199,924
4.375%, 10/31/2024		1,150	1,149,102

Total Governments - Treasuries (cost $19,562,615)			17,867,048

		Shares	U.S. $ Value

INVESTMENT COMPANIES – 2.3%
Funds and Investment Trusts – 2.3%(m)
Consumer Staples Select Sector SPDR Fund		6,660	$514,085
Financial Select Sector SPDR Fund		13,300	482,923
Health Care Select Sector SPDR Fund(b)		65,294	9,077,172
Invesco S&P 500 Equal Weight Consumer Discretionary ETF		2,080	261,872
iShares 10-20 Year Treasury Bond ETF(b)		1,741	192,763
iShares Russell 2000 ETF(b)		591	110,736
iShares US Technology ETF(b)		8,545	695,734

Total Investment Companies (cost $10,766,000)			11,335,285

	Principal Amount (000)

CORPORATES - INVESTMENT GRADE – 1.6%
Financial Institutions – 1.0%
Banking – 0.6%
Ally Financial, Inc. Series B 4.70%, 05/15/2026(j)	U.S.$	272	197,904
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(c)		184	181,930
Banco Santander SA 4.175%, 03/24/2028		200	184,644
Bank of America Corp. Series Z 6.50%, 10/23/2024(j)		2	1,978
Barclays PLC 8.00%, 03/15/2029(j)		200	188,500
BNP Paribas SA 4.625%, 02/25/2031(c) (j)		283	214,972
Citigroup, Inc. 3.875%, 02/18/2026(j)		50	41,773
5.95%, 01/30/2023(j)		280	277,469
Series V 4.70%, 01/30/2025(j)		47	39,517
Series Y 4.15%, 11/15/2026(j)		65	52,577
Credit Agricole SA 8.125%, 12/23/2025(c) (j)		400	406,588
First-Citizens Bank & Trust Co. 3.929%, 06/19/2024		31	30,650
Goldman Sachs Group, Inc. (The) Series P 7.466% (LIBOR 3 Month + 2.87%), 01/03/2023(j) (n)		89	86,324
HSBC Holdings PLC 6.00%, 09/29/2023(c) (j)	EUR	300	309,767

	Principal Amount (000)		U.S. $ Value

Truist Financial Corp. Series Q 5.10%, 03/01/2030(j)	U.S.$	273	$244,840
UBS Group AG 7.00%, 02/19/2025(c) (j)		400	396,108

			2,855,541

Brokerage – 0.0%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(j)		70	68,549

Finance – 0.1%
Air Lease Corp. Series B 4.65%, 06/15/2026(j)		112	94,993
Aircastle Ltd. 2.85%, 01/26/2028(c)		15	12,204
4.125%, 05/01/2024		14	13,499
4.25%, 06/15/2026		2	1,865
5.00%, 04/01/2023		3	2,989
5.25%, 08/11/2025(c)		200	191,678
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		4	3,496
3.50%, 11/01/2027(c)		25	21,516
4.125%, 08/01/2025(c)		39	36,252
4.875%, 10/01/2025(c)		30	28,279
5.50%, 12/15/2024(c)		67	65,729
Huarong Finance II Co., Ltd. 5.50%, 01/16/2025(c)		200	185,662

			658,162

Insurance – 0.2%
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(c)		271	297,334
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		254	268,166
MetLife, Inc. 6.40%, 12/15/2036		5	4,728
Prudential Financial, Inc. 5.20%, 03/15/2044		44	41,877
5.625%, 06/15/2043		126	124,693

			736,798

REITs – 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		20	19,435
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027(b)		33	28,154
Trust Fibra Uno 4.869%, 01/15/2030(c)		200	165,412

	Principal Amount (000)		U.S. $ Value

VICI Properties LP/VICI Note Co., Inc. 5.625%, 05/01/2024(c)	U.S.$	90	$89,296
5.75%, 02/01/2027(c)		108	105,249

			407,546

			4,726,596

Industrial – 0.6%
Basic – 0.1%
ArcelorMittal SA 6.75%, 03/01/2041		54	53,046
Arconic Corp. 6.00%, 05/15/2025(c)		54	53,277
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)		200	169,500
Celanese US Holdings LLC 5.90%, 07/05/2024		33	32,803
6.05%, 03/15/2025		33	32,841
CF Industries, Inc. 4.95%, 06/01/2043		3	2,614
Industrias Penoles SAB de CV 5.65%, 09/12/2049(c)		201	178,425

			522,506

Capital Goods – 0.0%
General Electric Co. Series D 6.623% (LIBOR 3 Month + 3.33%), 03/15/2023(j) (n)		122	117,163

Communications - Media – 0.1%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(c)		56	51,374
Netflix, Inc. 5.875%, 11/15/2028		168	171,246
Warnermedia Holdings, Inc. 3.755%, 03/15/2027(c)		5	4,556
4.279%, 03/15/2032(c)		8	6,798

			233,974

Communications - Telecommunications – 0.0%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		55	52,835

Consumer Cyclical - Automotive – 0.0%
General Motors Co. 6.25%, 10/02/2043		17	16,397
Lear Corp. 4.25%, 05/15/2029		3	2,730

			19,127

Consumer Cyclical - Other – 0.1%
MDC Holdings, Inc. 6.00%, 01/15/2043		195	157,188

	Principal Amount (000)		U.S. $ Value

Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(c)	U.S.$	200	$137,808
Toll Brothers Finance Corp. 4.875%, 03/15/2027		3	2,747

			297,743

Consumer Cyclical - Retailers – 0.0%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(c)		24	21,666
6.125%, 03/15/2032(c)		21	18,332

			39,998

Consumer Non-Cyclical – 0.0%
Newell Brands, Inc. 6.375%, 09/15/2027		69	67,869
6.625%, 09/15/2029(b)		69	68,078

			135,947

Energy – 0.1%
Antero Resources Corp. 7.625%, 02/01/2029(c)		15	15,346
Apache Corp. 4.25%, 01/15/2030		50	44,969
Cenovus Energy, Inc. 6.75%, 11/15/2039		3	2,687
Continental Resources, Inc./OK 5.75%, 01/15/2031(c)		82	77,553
Ecopetrol SA 4.625%, 11/02/2031		46	34,693
5.875%, 11/02/2051		39	25,779
6.875%, 04/29/2030		93	83,142
Energy Transfer LP 4.40%, 03/15/2027		12	11,488
4.95%, 05/15/2028		3	2,895
6.125%, 12/15/2045		135	127,855
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		3	2,895
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032		17	14,574
Western Midstream Operating LP 3.95%, 06/01/2025		18	17,297
4.30%, 02/01/2030		48	42,889
4.50%, 03/01/2028		56	52,486
4.75%, 08/15/2028		29	27,161
5.45%, 04/01/2044		19	15,866

			599,575

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(c)		3	3,038

	Principal Amount (000)		U.S. $ Value

Technology – 0.1%
Baidu, Inc. 3.075%, 04/07/2025(b)	U.S.$	250	$235,627
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		6	5,761
Microchip Technology, Inc. 4.25%, 09/01/2025		58	56,336
Western Digital Corp. 3.10%, 02/01/2032		16	11,891
4.75%, 02/15/2026		10	9,417

			319,032

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(c)		67	63,483
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(c)		336	333,132

			396,615

			2,737,553

Utility – 0.0%
Electric – 0.0%
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(c)		200	197,000

Total Corporates - Investment Grade (cost $8,260,614)			7,661,149

EMERGING MARKETS - SOVEREIGNS – 0.9%
Angola – 0.1%
Angolan Government International Bond 9.375%, 05/08/2048(c)		200	165,750
9.50%, 11/12/2025(c)		386	393,237

			558,987

Argentina – 0.0%
Argentine Republic Government International Bond 0.50%, 07/09/2030		307	81,077
1.00%, 07/09/2029		96	24,866
1.50%, 07/09/2035		62	15,058
3.50%, 07/09/2041		52	14,342

			135,343

Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/2028(c)		200	200,663
7.375%, 05/14/2030(c)		200	203,225

			403,888

	Principal Amount (000)		U.S. $ Value

Dominican Republic – 0.1%
Dominican Republic International Bond 8.625%, 04/20/2027(c)	U.S.$	425	$441,150

Ecuador – 0.1%
Ecuador Government International Bond 1.50%, 07/31/2040(c)		200	79,192
2.50%, 07/31/2035(c)		484	210,660
5.50%, 07/31/2030(c)		166	100,707

			390,559

El Salvador – 0.0%
El Salvador Government International Bond 7.625%, 02/01/2041(c)		334	121,075

Gabon – 0.1%
Gabon Government International Bond 6.625%, 02/06/2031(c)		200	164,788

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(c)	EUR	471	384,378
5.125%, 06/15/2025(c)		152	149,848
5.875%, 10/17/2031(c)		135	117,240

			651,466

Lebanon – 0.0%
Lebanon Government International Bond 6.60%, 11/27/2026(a) (c) (o)	U.S.$	189	10,607
6.65%, 04/22/2024(a) (c) (o)		45	2,610
6.85%, 03/23/2027(a) (c) (o)		46	2,582

			15,799

Nigeria – 0.0%
Nigeria Government International Bond 7.625%, 11/28/2047(c)		200	131,500

Oman – 0.1%
Oman Government International Bond 6.25%, 01/25/2031(c)		213	212,201

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033(c)		365	303,931

South Africa – 0.1%
Republic of South Africa Government International Bond 5.75%, 09/30/2049		247	187,720
5.875%, 09/16/2025		300	301,650

			489,370

	Principal Amount (000)			U.S. $ Value

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2025(c)		100		24,925
7.75%, 09/01/2026(c)	U.S.$	285		$64,089
7.75%, 09/01/2029(c)		188		44,157

				133,171

Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 09/15/2027(a) (o)		815		67,238

Total Emerging Markets - Sovereigns (cost $6,109,486)				4,220,466

BANK LOANS – 0.8%
Financial Institutions – 0.1%
Finance – 0.0%
Orbit Private Holdings I Ltd. 8.174% (LIBOR 3 Month + 4.50%), 12/11/2028(e) (p)		20		19,528

Insurance – 0.1%
Hub International Limited 7.232% (LIBOR 3 Month + 3.25%), 04/25/2025(p)		0	**	303
7.528% (LIBOR 3 Month + 3.25%), 04/25/2025(p)		121		118,711
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 7.821% (LIBOR 1 Month + 3.75%), 09/03/2026(p)		145		141,271

				260,285

				279,813

Industrial – 0.7%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 7.127% (LIBOR 3 Month + 4.25%), 05/17/2028(p)		136		98,366
7.924% (LIBOR 3 Month + 4.25%), 05/17/2028(p)		45		32,457
Chariot Buyer LLC 7.571% (LIBOR 1 Month + 3.50%), 11/03/2028(p)		20		18,554
Granite US Holdings Corporation 7.688% (LIBOR 3 Month + 4.00%), 09/30/2026(e) (p)		161		160,573

				309,950

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 8.284% (LIBOR 3 Month + 4.50%), 10/28/2027(p)		147		118,232

	Principal Amount (000)			U.S. $ Value

Clear Channel Outdoor Holdings, Inc. 7.571% (LIBOR 1 Month + 3.50%), 08/21/2026(p)	U.S.$	0	**	$80
7.915% (LIBOR 3 Month + 3.50%), 08/21/2026(p)		34		31,135
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 7.071% (LIBOR 1 Month + 3.00%), 05/01/2026(p)		35		33,197
Univision Communications, Inc. 6.821% (LIBOR 1 Month + 2.75%), 03/15/2024(p)		18		18,141

				200,785

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 8.870% (LIBOR 1 Month + 4.75%), 04/27/2027(p)		128		124,934
Intrado Corporation (West Corp/Olympus Merger) 8.415% (LIBOR 3 Month + 4.00%), 10/10/2024(p)		127		115,930
Proofpoint, Inc. 9.320% (LIBOR 3 Month + 6.25%), 08/31/2029(p)		230		219,650
Zacapa SARL 7.803% (SOFR 3 Month + 4.25%), 03/22/2029(p)		196		188,505

				649,019

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 7.321% (LIBOR 1 Month + 3.25%), 04/30/2026(p)		51		49,835

Consumer Cyclical - Other – 0.0%
Caesars Resort Collection, LLC 6.821% (LIBOR 1 Month + 2.75%), 12/23/2024(p)		145		143,708

Consumer Cyclical - Retailers – 0.0%
Great Outdoors Group, LLC 7.821% (LIBOR 1 Month + 3.75%), 03/06/2028(p)		51		48,949
Restoration Hardware, Inc. 7.437% (SOFR 1 Month + 3.25%), 10/20/2028(p)		60		56,569

				105,518

Consumer Non-Cyclical – 0.1%
Kronos Acquisition Holdings, Inc. 8.485% (LIBOR 3 Month + 3.75%), 12/22/2026(p)		79		74,466

	Principal Amount (000)		U.S. $ Value

LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 8.165% (LIBOR 3 Month + 3.75%), 11/16/2025(p)	U.S$	96	$88,620
Padagis LLC 8.491% (LIBOR 3 Month + 4.75%), 07/06/2028(e) (p)		47	39,294
PetSmart LLC 7.820% (LIBOR 1 Month + 3.75%), 02/11/2028(p)		198	189,529
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) (US Outpatient Imaging Services, Inc.) 8.924% (LIBOR 3 Month + 5.25%), 12/15/2027(p)		167	151,102

			543,011

Energy – 0.1%
CITGO Petroleum Corporation 10.321% (LIBOR 1 Month + 6.25%), 03/28/2024(p)		54	53,954
GIP II Blue Holding, L.P. 8.174% (LIBOR 3 Month + 4.50%), 09/29/2028(p)		119	118,333
Parkway Generation, LLC 8.500% (LIBOR 1 Month + 4.75%), 02/18/2029(p)		80	78,256

			250,543

Other Industrial – 0.0%
American Tire Distributors, Inc. 10.608% (LIBOR 3 Month + 6.25%), 10/20/2028(p)		94	85,918
Dealer Tire, LLC 8.321% (LIBOR 1 Month + 4.25%), 12/12/2025(p)		39	38,336
Rockwood Service Corporation 8.321% (LIBOR 1 Month + 4.25%), 01/23/2027(p)		9	8,882

			133,136

Services – 0.0%
Amentum Government Services Holdings LLC 7.674% (LIBOR 3 Month + 4.00%), 01/29/2027(p)		29	28,918
8.170% (LIBOR 3 Month + 4.00%), 01/29/2027(p)		10	9,596
Verscend Holding Corp. 8.071% (LIBOR 1 Month + 4.00%), 08/27/2025(p)		88	86,768

			125,282

	Principal Amount (000)		U.S. $ Value

Technology – 0.2%
Ascend Learning, LLC 9.821% (LIBOR 1 Month + 5.75%), 12/10/2029(p)	U.S.$	60	$50,850
Banff Guarantor, Inc. 9.571% (LIBOR 1 Month + 5.50%), 02/27/2026(p)		40	36,693
Boxer Parent Company, Inc. 7.821% (LIBOR 1 Month + 3.75%), 10/02/2025(p)		162	155,385
Endurance International Group Holdings, Inc. 7.347% (LIBOR 1 Month + 3.50%), 02/10/2028(p)		176	158,841
FINThrive Software Intermediate Holdings, Inc. 10.821% (LIBOR 1 Month + 6.75%), 12/17/2029(p)		40	33,750
Loyalty Ventures, Inc. 8.571% (LIBOR 1 Month + 4.50%), 11/03/2027(p)		147	58,138
Peraton Corp. 7.821% (LIBOR 1 Month + 3.75%), 02/01/2028(p)		64	62,533
Presidio Holdings, Inc. 7.580% (LIBOR 1 Month + 3.50%), 01/22/2027(e) (p)		2	1,770
7.920% (LIBOR 3 Month + 3.50%), 01/22/2027(e) (p)		40	39,925
Veritas US, Inc. 8.674% (LIBOR 3 Month + 5.00%), 09/01/2025(p)		220	157,671

			755,556

			3,266,343

Utility – 0.0%
Electric – 0.0%
Granite Generation LLC 7.821% (LIBOR 1 Month + 3.75%), 11/09/2026(p)		194	188,806

Total Bank Loans (cost $4,085,639)			3,734,962

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.6%
Basic – 0.2%
Braskem Idesa SAPI 7.45%, 11/15/2029(c)		200	156,625
CSN Inova Ventures 6.75%, 01/28/2028(b) (c)		219	207,229
Eldorado Gold Corp. 6.25%, 09/01/2029(b) (c)		46	38,238

	Principal Amount (000)		U.S. $ Value

Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(c)	U.S.$	250	$243,125
Stillwater Mining Co. 4.50%, 11/16/2029(c)		200	160,375
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(c)		201	171,327
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		40	34,095

			1,011,014

Capital Goods – 0.1%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		90	85,950
6.95%, 01/17/2028(c)		200	198,163
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		127	317

			284,430

Communications - Telecommunications – 0.0%
C&W Senior Financing DAC 6.875%, 09/15/2027(c)		200	178,368
Digicel Group Holdings Ltd. 7.00%, 12/16/2022(f) (h) (j)		9	853

			179,221

Consumer Cyclical - Other – 0.1%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(c)		200	157,125
Wynn Macau Ltd. 5.50%, 10/01/2027(c)		214	181,365

			338,490

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (f) (h)		40	20
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (f) (h)		28	3

			23

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(c)		210	187,950
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(c)		23	20,605
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027		200	179,679
5.125%, 05/09/2029(b)		200	177,050
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(a) (d) (f) (h) (o)		5	1
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(a) (d) (e) (f) (g)		434	43

			565,328

	Principal Amount (000)		U.S. $ Value

Energy – 0.1%
Leviathan Bond Ltd. 5.75%, 06/30/2023(c)	U.S.$	18	$17,913
6.50%, 06/30/2027(c)		109	106,107
Peru LNG SRL 5.375%, 03/22/2030(c)		217	179,025

			303,045

Technology – 0.0%
CA Magnum Holdings 5.375%, 10/31/2026(c)		200	176,000

			2,857,551

Utility – 0.1%
Electric – 0.1%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(c)		200	204,850
Investment Energy Resources Ltd. 6.25%, 04/26/2029(c)		270	242,882
Terraform Global Operating LP 6.125%, 03/01/2026(f)		12	11,225

			458,957

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (h)		116	2,420

Total Emerging Markets - Corporate Bonds (cost $3,919,921)			3,318,928

COLLATERALIZED LOAN OBLIGATIONS – 0.5%
CLO - Floating Rate – 0.5%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.079% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (n)		270	252,242
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 10.494% (LIBOR 3 Month + 6.30%), 07/18/2030(c) (n)		250	209,581
Dryden 78 CLO Ltd. Series 2020-78A, Class C 6.029% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (n)		250	235,191
Dryden 98 CLO Ltd. Series 2022-98A, Class E 10.363% (SOFR + 6.40%), 04/20/2035(c) (n)		250	212,718

	Principal Amount (000)		U.S. $ Value

Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 10.243% (LIBOR 3 Month + 6.00%), 01/20/2034(c) (n)	U.S.$	150	$138,197
Elmwood CLO XII Ltd. Series 2021-5A, Class E 10.593% (LIBOR 3 Month + 6.35%), 01/20/2035(c) (n)		250	228,175
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 7.425% (LIBOR 3 Month + 3.10%), 01/24/2033(c) (n)		263	235,813
Rad CLO 11 Ltd. Series 2021-11A, Class E 10.329% (LIBOR 3 Month + 6.25%), 04/15/2034(c) (n)		250	221,469
Regatta XIX Funding Ltd. Series 2022-1A, Class E 10.843% (SOFR + 6.88%), 04/20/2035(c) (n)		250	216,468
Rockford Tower CLO Ltd. Series 2017-2A, Class DR 6.929% (LIBOR 3 Month + 2.85%), 10/15/2029(c) (n)		306	275,265
Trimaran Cavu Ltd. Series 2019-1A, Class E 11.283% (LIBOR 3 Month + 7.04%), 07/20/2032(c) (n)		250	217,337
Voya CLO Ltd. Series 2019-1A, Class DR 6.929% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (n)		109	93,532

Total Collateralized Loan Obligations (cost $2,840,313)			2,535,988

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Risk Share Floating Rate – 0.4%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 5.994% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (n)		164	162,209
Eagle Re Ltd. Series 2018-1, Class M2 7.044% (LIBOR 1 Month + 3.00%), 11/25/2028(c) (n)		150	148,901
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class B 12.816% (LIBOR 1 Month + 8.80%), 03/25/2028(n)		790	782,848
Series 2016-HQA3, Class M3 7.866% (LIBOR 1 Month + 3.85%), 03/25/2029(n)		223	226,431

	Principal Amount (000)		U.S. $ Value

Series 2020-DNA1, Class M2 5.716% (LIBOR 1 Month + 1.70%), 01/25/2050(c) (n)	U.S.$	66	$64,795
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.016% (LIBOR 1 Month + 4.00%), 05/25/2025(n)		49	49,467
Series 2015-C03, Class 1M2 9.016% (LIBOR 1 Month + 5.00%), 07/25/2025(n)		3	2,537
Series 2015-C04, Class 2M2 9.566% (LIBOR 1 Month + 5.55%), 04/25/2028(n)		108	111,187
Series 2016-C01, Class 2M2 10.966% (LIBOR 1 Month + 6.95%), 08/25/2028(n)		53	55,201
Series 2016-C04, Class 1B 14.266% (LIBOR 1 Month + 10.25%), 01/25/2029(n)		197	204,365
Series 2017-C01, Class 1B1 9.766% (LIBOR 1 Month + 5.75%), 07/25/2029(n)		27	28,740
Series 2017-C03, Class 1B1 8.866% (LIBOR 1 Month + 4.85%), 10/25/2029(n)		27	27,754
Series 2017-C05, Class 1B1 7.616% (LIBOR 1 Month + 3.60%), 01/25/2030(n)		27	26,998
Series 2018-C01, Class 1B1 7.566% (LIBOR 1 Month + 3.55%), 07/25/2030(n)		86	85,704
Traingle Re Ltd. Series 2020-1, Class M2 9.644% (LIBOR 1 Month + 5.6%), 10/25/2030(c) (n)		106	105,906

			2,083,043

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.126%, 05/28/2035		84	75,422

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036		9	4,853
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		9	4,318

			9,171

Total Collateralized Mortgage Obligations (cost $2,254,525)			2,167,636

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Petroleos Mexicanos 6.49%, 01/23/2027	U.S.$	51	$46,145
6.50%, 01/23/2029		41	34,379
6.75%, 09/21/2047		182	115,797
6.95%, 01/28/2060		31	19,539

			215,860

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2030(f)		324	56,761

United Arab Emirates – 0.0%
DP World Crescent Ltd. 3.875%, 07/18/2029(c)		220	202,455

Total Quasi-Sovereigns (cost $777,072)			475,076

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051		200	117,800
5.625%, 02/26/2044		200	141,600

			259,400

Mexico – 0.0%
Mexico Government International Bond 2.659%, 05/24/2031		238	197,421

Total Governments - Sovereign Bonds (cost $489,546)			456,821

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Floating Rate CMBS – 0.0%
DBWF Mortgage Trust Series 2018-GLKS, Class E 6.957% (LIBOR 1 Month + 3.02%), 12/19/2030(c) (n)		100	93,483
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 8.873% (LIBOR 1 Month + 5.00%), 05/15/2036(c) (n)		39	30,984

			124,467

Non-Agency Fixed Rate CMBS – 0.0%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.63%, 07/10/2047(c)		35	32,005
GS Mortgage Securities Trust Series 2014-GC18, Class D 5.224%, 01/10/2047(c)		28	11,539

	Principal Amount (000)		U.S. $ Value

JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 5.046%, 01/15/2047(c)	U.S.$	71	$65,855

			109,399

Total Commercial Mortgage-Backed Securities (cost $259,530)			233,866

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Auto Components – 0.0%
Energy Technology 0.00%(d) (e)		117	66,105

Energy Equipment & Services – 0.0%
Gulfport Energy Corp. 10.00%(e)		10	54,000

Industrial Conglomerates – 0.0%
WESCO International, Inc. Series A 10.625%		3,350	91,790

			211,895

Consumer Discretionary – 0.0%
Household Durables – 0.0%
Hovnanian Enterprises, Inc. 7.625%		1,190	21,670

Total Preferred Stocks (cost $193,246)			233,565

EMERGING MARKETS - TREASURIES – 0.0%
Russia – 0.0%

Russian Federal Bond - OFZ Series 6212 (cost $355,795)	U.S.$	23,770	159,700

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
Willscot Corp., expiring 11/29/2022(a) (d) (e)		1,913	60,412

Information Technology – 0.0%
Software – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(a)		4,686	94

Diversified – 0.0%
Special Purpose Acquisition Company – 0.0%
CWT Travel Holdings, Inc., A-CW26, expiring 11/19/2026(a) (d) (e)		1,052	14
CWT Travel Holdings, Inc., B-CW28, expiring 11/19/2028(a) (d) (e)		1,108	19

			33

Total Warrants (cost $8,723)			60,539

	Principal Amount (000)			U.S. $ Value

MORTGAGE PASS-THROUGHS – 0.0%
Agency Fixed Rate 30-Year – 0.0%
Federal National Mortgage Association Series 2006 5.00%, 01/01/2036 (cost $83)	U.S.$	0	**	$78

	Shares

RIGHTS – 0.0%
Financials – 0.0%
Capital Markets – 0.0%
Credit Suisse Group AG, expiring 12/08/2022(a) (b) (cost $0)		428		40

SHORT-TERM INVESTMENTS – 22.1%
Investment Companies – 21.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(m) (q) (r) (cost $107,830,660)		107,830,660		107,830,660

	Principal Amount (000)

U.S. Treasury Bills – 0.3%
United States – 0.3%
U.S. Treasury Bill (cost $1,689,420)	U.S.$	1,716		1,687,994

Total Investments Before Security Lending Collateral for Securities Loaned – 96.5% (cost $457,702,061)				477,867,539

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(m) (q) (r) (cost $1,840,737)		1,840,737		1,840,737

Total Investments – 96.9% (cost $459,542,798)(s)				479,708,276
Other assets less liabilities – 3.1%				15,265,376

Net Assets – 100.0%				$494,973,652

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	125	December 2022	$10,237,207	$122,700
10 Yr Canadian Bond Futures	144	March 2023	13,460,625	85,412
10 Yr Japan Bond (OSE) Futures	23	December 2022	24,770,512	(11,732)
Euro Buxl 30 Yr Bond Futures	40	December 2022	6,589,080	(11,029)
Euro STOXX 50 Index Futures	146	December 2022	6,023,930	409,242
Euro-BOBL Futures	44	December 2022	5,495,742	(154,346)
Euro-Bund Futures	92	December 2022	13,487,176	(341,503)
Euro-Schatz Futures	72	December 2022	8,000,300	(114,658)
FTSE 100 Index Futures	36	December 2022	3,297,132	234,273
FTSE KLCI Futures	71	December 2022	1,186,526	(1,251)
FTSE Taiwan Index Futures	26	December 2022	1,352,520	3,531
FTSE/JSE Top 40 Futures	55	December 2022	2,191,990	70,276
Hang Seng Index Futures	8	December 2022	953,380	48,004
Long Gilt Futures	119	March 2023	15,058,171	83,019
MSCI EAFE Futures	2	December 2022	197,980	27,436
MSCI Emerging Markets Futures	417	December 2022	20,485,125	141,690
S&P Mid 400 E Mini Futures	26	December 2022	6,707,480	193,252
S&P TSX 60 Index Futures	11	December 2022	2,028,517	106,692
SET 50 Futures	313	December 2022	1,765,900	8,825
SPI 200 Futures	16	December 2022	1,984,393	96,183
TOPIX Index Futures	19	December 2022	2,738,069	45,174
U.S. Long Bond (CBT) Futures	12	March 2023	1,524,000	(5,712)
U.S. T-Note 2 Yr (CBT) Futures	87	March 2023	17,866,266	45,487
U.S. T-Note 5 Yr (CBT) Futures	205	March 2023	22,256,914	123,058
U.S. T-Note 10 Yr (CBT) Futures	312	March 2023	35,412,000	111,374
U.S. Ultra Bond (CBT) Futures	219	March 2023	29,845,594	(188,543)
Sold Contracts
10 Yr Australian Bond Futures	34	December 2022	2,784,520	(117,998)
10 Yr Canadian Bond Futures	73	March 2023	6,823,789	(43,531)
10 Yr Mini Japan Government Bond Futures	42	December 2022	4,525,440	(29,016)
E-Mini Russell 1000 Futures	67	December 2022	7,505,340	28,981
Euro Buxl 30 Yr Bond Futures	15	December 2022	2,470,905	(110,839)
Euro STOXX 50 Index Futures	107	December 2022	4,414,798	(565,013)
Euro-Bund Futures	8	December 2022	1,172,798	(4,649)
FTSE 100 Index Futures	15	December 2022	1,373,805	(98,796)
FTSE China A50 Futures	115	December 2022	1,459,925	(51,677)
Long Gilt Futures	28	March 2023	3,543,099	(9,754)
Mexican BOLSA Index Futures	2	December 2022	53,540	(3,957)
MSCI Singapore IX ETS Futures	157	December 2022	3,426,136	(4,342)
OMXS30 Index Futures	86	December 2022	1,721,130	(11,051)
S&P 500 E-Mini Futures	289	December 2022	58,974,063	(2,278,805)
S&P TSX 60 Index Futures	6	December 2022	1,106,464	(74,860)
SGX Nifty 50 Futures	56	December 2022	2,118,648	(72,190)
SPI 200 Futures	9	December 2022	1,116,221	(62,081)
TOPIX Index Futures	23	December 2022	3,314,505	(155,591)
U.S. 10 Yr Ultra Futures	14	March 2023	1,675,187	(2,496)
U.S. T-Note 2 Yr (CBT) Futures	63	March 2023	12,937,641	(34,531)
U.S. T-Note 5 Yr (CBT) Futures	20	March 2023	2,171,406	(12,307)
U.S. T-Note 10 Yr (CBT) Futures	165	March 2023	18,727,500	(99,173)
U.S. Ultra Bond (CBT) Futures	51	March 2023	6,950,344	79,589
WIG 20 Index Futures	144	December 2022	1,116,752	(2,912)

				$(2,610,145)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	1,680	USD	1,623	12/08/2022	$(125,998)
Bank of America, NA	EUR	2,203	USD	2,285	12/21/2022	(10,847)
Bank of America, NA	NOK	9,996	USD	1,000	12/21/2022	(15,935)
Bank of America, NA	SEK	24,652	USD	2,362	12/21/2022	11,295
Bank of America, NA	KRW	1,736,373	USD	1,215	01/30/2023	(117,771)
Barclays Bank PLC	BRL	745	USD	141	12/02/2022	(2,841)
Barclays Bank PLC	USD	143	BRL	745	12/02/2022	566
Barclays Bank PLC	MYR	32,054	USD	7,184	12/15/2022	(64,360)
Barclays Bank PLC	USD	3,050	MYR	13,818	12/15/2022	74,829
Barclays Bank PLC	USD	4,491	MYR	19,827	12/15/2022	(8,456)
Barclays Bank PLC	ZAR	33,843	USD	1,862	12/15/2022	(94,694)
Barclays Bank PLC	CAD	1,259	USD	928	12/21/2022	(7,789)
Barclays Bank PLC	TWD	20,410	USD	633	12/21/2022	(34,543)
Barclays Bank PLC	USD	900	CAD	1,197	12/21/2022	(9,920)
Barclays Bank PLC	USD	601	CHF	572	12/21/2022	5,163
Barclays Bank PLC	USD	845	GBP	708	12/21/2022	8,844
Barclays Bank PLC	USD	865	INR	71,963	12/21/2022	19,121
Barclays Bank PLC	USD	805	NZD	1,305	12/21/2022	17,944
Barclays Bank PLC	USD	3,635	MXN	70,982	01/19/2023	13,555
Barclays Bank PLC	IDR	14,978,026	USD	962	01/26/2023	5,823
Barclays Bank PLC	IDR	36,684,314	USD	2,334	01/26/2023	(7,418)
Barclays Bank PLC	PHP	188,384	USD	3,244	01/26/2023	(92,242)
Barclays Bank PLC	USD	1,239	IDR	19,475,022	01/26/2023	3,733
Barclays Bank PLC	USD	4,008	IDR	62,483,626	01/26/2023	(19,014)
Barclays Bank PLC	PLN	2,280	USD	501	01/30/2023	(1,315)
Barclays Bank PLC	USD	3,382	HUF	1,346,904	01/30/2023	(13,506)
Barclays Bank PLC	USD	555	KRW	784,207	01/30/2023	47,154
Barclays Bank PLC	CNH	3,411	USD	470	02/16/2023	(17,447)
Barclays Bank PLC	USD	690	CNH	4,951	02/16/2023	17,078
BNP Paribas SA	USD	1,665	COP	8,113,846	01/19/2023	1,676
BNP Paribas SA	USD	467	IDR	7,295,058	01/26/2023	(905)
Citibank, NA	USD	1,299	SEK	13,568	12/01/2022	(6,594)
Citibank, NA	JPY	90,748	USD	651	12/02/2022	(5,886)
Citibank, NA	AUD	964	USD	612	01/19/2023	(44,013)
Citibank, NA	CAD	4,290	USD	3,144	01/19/2023	(48,149)
Citibank, NA	USD	1,552	PHP	92,641	01/26/2023	88,166
Citibank, NA	USD	657	JPY	90,748	02/09/2023	5,915
Deutsche Bank AG	SEK	6,869	USD	615	12/01/2022	(38,967)
Deutsche Bank AG	USD	650	SEK	6,869	12/01/2022	4,558
Deutsche Bank AG	CHF	612	USD	636	12/07/2022	(11,199)
Deutsche Bank AG	ZAR	14,009	USD	769	12/15/2022	(41,242)
Deutsche Bank AG	INR	165,289	USD	2,016	12/21/2022	(15,387)
Deutsche Bank AG	TWD	16,386	USD	524	12/21/2022	(12,136)
Deutsche Bank AG	USD	3,975	CAD	5,286	12/21/2022	(43,763)
Deutsche Bank AG	USD	1,758	TWD	55,659	12/21/2022	63,137
Deutsche Bank AG	PHP	31,785	USD	555	01/26/2023	(7,979)
Deutsche Bank AG	USD	730	KRW	961,214	01/30/2023	8,206
Deutsche Bank AG	USD	2,559	PLN	11,647	01/30/2023	8,804
Deutsche Bank AG	CNH	31,813	USD	4,445	02/16/2023	(97,200)
Goldman Sachs Bank USA	BRL	2,276	USD	429	12/02/2022	(9,304)
Goldman Sachs Bank USA	USD	423	BRL	2,276	12/02/2022	15,224
Goldman Sachs Bank USA	USD	1,365	ZAR	23,587	12/15/2022	(1,645)
Goldman Sachs Bank USA	JPY	258,015	USD	1,855	12/21/2022	(18,173)
Goldman Sachs Bank USA	NOK	11,405	USD	1,146	12/21/2022	(12,924)
Goldman Sachs Bank USA	USD	796	EUR	771	12/21/2022	7,439
Goldman Sachs Bank USA	USD	4,575	INR	372,228	12/21/2022	708
Goldman Sachs Bank USA	USD	1,714	SEK	18,191	12/21/2022	20,710
Goldman Sachs Bank USA	USD	2,148	PHP	127,143	01/26/2023	103,650
Goldman Sachs Bank USA	HUF	800,541	USD	1,980	01/30/2023	(22,570)
Goldman Sachs Bank USA	CNH	10,929	USD	1,501	02/16/2023	(59,246)
Goldman Sachs Bank USA	USD	1,278	CNH	9,006	02/16/2023	7,612
HSBC Bank USA	PEN	5,731	USD	1,489	01/19/2023	776
JPMorgan Chase Bank, NA	BRL	2,036	USD	384	12/02/2022	(7,761)
JPMorgan Chase Bank, NA	USD	378	BRL	2,036	12/02/2022	14,398

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	EUR	2,127	USD	2,108	12/08/2022	$(106,516)
JPMorgan Chase Bank, NA	AUD	2,600	USD	1,757	12/21/2022	(9,245)
JPMorgan Chase Bank, NA	CHF	3,771	USD	4,015	12/21/2022	19,829
JPMorgan Chase Bank, NA	GBP	3,830	USD	4,522	12/21/2022	(97,534)
JPMorgan Chase Bank, NA	TWD	47,742	USD	1,494	12/21/2022	(68,097)
JPMorgan Chase Bank, NA	USD	733	GBP	617	12/21/2022	11,017
JPMorgan Chase Bank, NA	USD	3,989	JPY	556,136	12/21/2022	47,754
JPMorgan Chase Bank, NA	GBP	783	USD	932	01/18/2023	(12,789)
JPMorgan Chase Bank, NA	CZK	75,593	USD	3,218	01/30/2023	(3,956)
JPMorgan Chase Bank, NA	USD	1,796	CNH	12,806	02/16/2023	32,863
Morgan Stanley Capital Services, Inc.	BRL	4,576	USD	849	12/02/2022	(32,827)
Morgan Stanley Capital Services, Inc.	USD	864	BRL	4,576	12/02/2022	17,448
Morgan Stanley Capital Services, Inc.	USD	1,240	EUR	1,237	12/08/2022	47,954
Morgan Stanley Capital Services, Inc.	MYR	13,608	USD	2,919	12/15/2022	(157,976)
Morgan Stanley Capital Services, Inc.	USD	729	MYR	3,237	12/15/2022	2,858
Morgan Stanley Capital Services, Inc.	NZD	1,381	USD	845	12/21/2022	(25,748)
Morgan Stanley Capital Services, Inc.	TWD	13,781	USD	433	12/21/2022	(18,152)
Morgan Stanley Capital Services, Inc.	USD	844	BRL	4,576	01/04/2023	32,945
Standard Chartered Bank	TWD	13,781	USD	433	12/21/2022	(17,948)
Standard Chartered Bank	USD	3,989	AUD	5,946	12/21/2022	49,959
State Street Bank & Trust Co.	NOK	2,568	USD	248	12/01/2022	(12,467)
State Street Bank & Trust Co.	USD	240	NOK	2,568	12/01/2022	20,277
State Street Bank & Trust Co.	USD	976	SEK	10,762	12/01/2022	48,448
State Street Bank & Trust Co.	JPY	1,180	USD	8	12/02/2022	(330)
State Street Bank & Trust Co.	USD	630	JPY	90,748	12/02/2022	27,601
State Street Bank & Trust Co.	USD	623	CHF	612	12/07/2022	24,448
State Street Bank & Trust Co.	EUR	1,972	USD	1,960	12/08/2022	(91,726)
State Street Bank & Trust Co.	USD	1,100	EUR	1,110	12/08/2022	54,733
State Street Bank & Trust Co.	NZD	798	USD	497	12/21/2022	(5,596)
State Street Bank & Trust Co.	GBP	58	USD	70	01/18/2023	(154)
State Street Bank & Trust Co.	USD	98	GBP	82	01/18/2023	1,045
State Street Bank & Trust Co.	CAD	976	USD	729	01/19/2023	2,612
State Street Bank & Trust Co.	CAD	911	USD	673	01/19/2023	(5,092)
State Street Bank & Trust Co.	THB	206,012	USD	5,588	01/19/2023	(283,540)
State Street Bank & Trust Co.	USD	626	CAD	847	01/19/2023	3,902
State Street Bank & Trust Co.	USD	417	CAD	556	01/19/2023	(3,411)
State Street Bank & Trust Co.	USD	922	THB	33,060	01/19/2023	19,805
State Street Bank & Trust Co.	USD	2,880	THB	100,871	01/19/2023	(4,651)
State Street Bank & Trust Co.	USD	475	CZK	11,237	01/30/2023	3,822
UBS AG	SEK	24,330	USD	2,258	12/01/2022	(58,900)
UBS AG	CLP	1,460,653	USD	1,620	01/19/2023	(7,135)

						$(1,127,525)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	4,070	10/25/2024	1 Day SOFR	4.551%	Annual	$11,758	$—	$11,758
CNY	36,260	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly	5,736	—	5,736
CNY	107,914	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly	33,379	—	33,379
CNY	109,516	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	40,797	—	40,797
CHF	1,040	09/21/2031	1 Day SARON	(0.192)%	Annual	(164,051)	(15,726)	(148,325)
CHF	590	11/19/2031	1 Day SARON	0.100%	Annual	(78,824)	—	(78,824)
NOK	840	05/25/2032	6 Month NIBOR	2.913%	Semi-Annual/ Annual	(978)	—	(978)
NOK	5,000	06/15/2032	6 Month NIBOR	3.335%	Semi-Annual/ Annual	5,703	—	5,703
NZD	60	07/21/2032	3 Month BKBM	3.973%	Quarterly/ Semi-Annual	(551)	—	(551)
NZD	900	08/22/2032	3 Month BKBM	3.721%	Quarterly/ Semi-Annual	(24,266)	—	(24,266)
CHF	480	08/22/2032	1 Day SARON	1.365%	Annual	(10,530)	—	(10,530)
SEK	60	08/22/2032	2.370%	3 Month STIBOR	Annual/ Quarterly	136	—	136
SEK	9,430	09/15/2032	2.907%	3 Month STIBOR	Annual/ Quarterly	(16,833)	—	(16,833)
SEK	29,980	09/27/2032	3.115%	3 Month STIBOR	Annual/ Quarterly	(102,670)	—	(102,670)
NZD	1,290	09/28/2032	3 Month BKBM	4.378%	Quarterly/ Semi-Annual	1,327	—	1,327
NOK	11,920	10/03/2032	6 Month NIBOR	3.568%	Semi-Annual/ Annual	31,533	—	31,533
USD	830	10/25/2032	3.934%	1 Day SOFR	Annual	(38,776)	—	(38,776)

						$(307,110)	$(15,726)	$(291,384)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	(5.00)%	Quarterly	2.91%	USD	8,166	$(405,784)	$(67,158)	$(338,626)
Sale Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00	Quarterly	4.53	USD	9,810	280,406	(366,580)	646,986
iTraxx Xover Series 38, 5 Year Index, 12/20/2027*	5.00	Quarterly	4.58	EUR	2,900	79,810	(124,491)	204,301
Republic of South Africa, 5.875%, 09/16/2025, 12/20/2027*	1.00	Quarterly	2.42	USD	300	(17,977)	(22,632)	4,655

						$(63,545)	$(580,861)	$517,316

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	7.50%	USD	591	$217,560	$182,945	$34,615
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	(3.00)	Monthly	7.50	USD	632	146,805	101,021	45,784
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	18	(6,620)	(8,371)	1,751
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	304	(113,237)	(49,752)	(63,485)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,975	(699,152)	(274,151)	(425,001)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	906	$(337,364)	$(151,384)	$(185,980)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.19	USD	50	3,091	679	2,412
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3	(1,273)	(1,608)	335
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	3	(1,273)	(1,608)	335
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	21	(7,893)	(9,206)	1,313
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	21	(7,893)	(8,509)	616
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	7	(2,546)	(3,147)	601
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	21	(7,639)	(8,187)	548
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	22	(8,148)	(8,681)	533
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	23	(8,402)	(8,899)	497

						$(833,984)	$(248,858)	$(585,126)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MLABUSCU	OBFR Plus 0.25%	Quarterly	USD	2,371	11/15/2023	$54,501
MLABUSLV	OBFR Plus 0.25%	Quarterly	USD	431	04/17/2023	42,136
MLABUSLV	OBFR Plus 0.25%	Quarterly	USD	538	10/16/2023	52,576
MLABUSLV	OBFR Plus 0.25%	Quarterly	USD	93	11/15/2023	3,237

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	SOFR Plus 0.0022%	Annual/ Maturity	USD	86,923		02/01/2023	$786,136
Citibank, NA
CGABROEG	FedFundEffective Plus 0.35%	Quarterly	USD	669		12/15/2022	43,943
CGABROEG	FedFundEffective Plus 0.35%	Quarterly	USD	731		12/15/2022	42,741
CGABROEG	FedFundEffective Plus 0.35%	Quarterly	USD	526		12/15/2022	34,596
CGABROEG	FedFundEffective Plus 0.35%	Quarterly	USD	253		12/15/2022	14,798
CGABROEG	FedFundEffective Plus 0.35%	Quarterly	USD	188		12/15/2022	11,026
Goldman Sachs International
GSABVISP	SOFR Plus 0.40%	Quarterly	USD	857		08/15/2023	16,989
GSABVISP	SOFR Plus 0.40%	Quarterly	USD	76		08/15/2023	765
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	EURIBOR	Annual/ Maturity	EUR	527		03/20/2023	18,159
Micro Focus International PLC	SONIA Plus 0.35%	Monthly	GBP	40		07/15/2025	468
JPMorgan Chase Bank, NA
AVEVA Group PLC	SONIA Plus 0.35%	Monthly	GBP	145		08/14/2023	829
AVEVA Group PLC	SONIA Plus 0.35%	Monthly	GBP	96		08/14/2023	150
ContourGlobal PLC	SONIA Plus 0.35%	Monthly	GBP	13		08/14/2023	(15)
ContourGlobal PLC	SONIA Plus 0.35%	Monthly	GBP	2		08/14/2023	(26)
ContourGlobal PLC	SONIA Plus 0.35%	Monthly	GBP	3		08/14/2023	(32)
ContourGlobal PLC	SONIA Plus 0.35%	Monthly	GBP	3		08/14/2023	(33)
ContourGlobal PLC	SONIA Plus 0.35%	Monthly	GBP	6		08/14/2023	(68)
ContourGlobal PLC	SONIA Plus 0.35%	Monthly	GBP	10		08/14/2023	(107)
ContourGlobal PLC	SONIA Plus 0.35%	Monthly	GBP	16		08/14/2023	(137)
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	370		08/14/2023	10,640
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	185		08/14/2023	5,715
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	142		08/14/2023	3,948
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	89		08/14/2023	2,554
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	94		08/14/2023	1,571
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	49		08/14/2023	239
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	46		08/14/2023	225
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	41		08/14/2023	201
HomeServe PLC	SONIA Plus 0.35%	Monthly	GBP	0	***	08/14/2023	5
JPABJVAL(1)	TONAR Plus 0.18%	Quarterly	JPY	181,763		11/15/2023	33,487
Merrill Lynch International
Bloomberg Commodity Index	0.10%	Annual	USD	2,544		12/15/2022	(9,844)
Bloomberg Commodity Index	0.10%	Annual	USD	32,238		12/15/2022	(124,758)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	169		10/18/2023	$2,249
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	85		10/18/2023	1,268
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	95		10/18/2023	1,224
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	76		10/18/2023	1,107
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	63		10/18/2023	858
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	58		10/18/2023	576
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	48		10/18/2023	541
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	22		10/18/2023	332
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	24		10/18/2023	273
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	13		10/18/2023	134
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	4		10/18/2023	57
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	2		10/18/2023	24
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	1		10/18/2023	19
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	1		10/18/2023	7
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	0	***	10/18/2023	1
Euromoney Institutional Investor PLC	SONIA Plus 0.54%	Monthly	GBP	0	***	10/18/2023	1
Micro Focus International PLC	SONIA Plus 0.54%	Monthly	GBP	166		10/18/2023	2,699
Micro Focus International PLC	SONIA Plus 0.54%	Monthly	GBP	65		10/18/2023	670
Micro Focus International PLC	SONIA Plus 0.54%	Monthly	GBP	61		10/18/2023	522
Micro Focus International PLC	SONIA Plus 0.54%	Monthly	GBP	28		10/18/2023	281
Siemens Gamesa Renewable Energy SA	EURIBOR Plus 0.50%	Monthly	EUR	59		10/18/2023	269
Siemens Gamesa Renewable Energy SA	EURIBOR Plus 0.50%	Monthly	EUR	28		10/18/2023	130
Siemens Gamesa Renewable Energy SA	EURIBOR Plus 0.50%	Monthly	EUR	15		10/18/2023	69
Siemens Gamesa Renewable Energy SA	EURIBOR Plus 0.50%	Monthly	EUR	13		10/18/2023	15
Siemens Gamesa Renewable Energy SA	EURIBOR Plus 0.50%	Monthly	EUR	1		10/18/2023	6
Siemens Gamesa Renewable Energy SA	EURIBOR Plus 0.50%	Monthly	EUR	1		10/18/2023	3
Swiss Market Index Futures	0.00%	Monthly	CHF	558		12/16/2022	22,601
UBS AG
Russell 2000 Total Return Index	OBFR Plus 0.05%	Quarterly	USD	6,436		06/15/2023	189,098
Pay Total Return on Reference Obligation
Goldman Sachs International
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	220		07/15/2025	20,290
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	220		07/15/2025	17,596
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	172		07/15/2025	13,953
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	137		07/15/2025	12,696

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	165		07/15/2025	$11,522
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	65		07/15/2025	4,628
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	159		07/15/2025	3,408
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	89		07/15/2025	3,222
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	42		07/15/2025	3,211
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	28		07/15/2025	1,958
Columbia Banking System, Inc.	SOFR Minus 0.34%	Monthly	USD	115		07/15/2025	1,954
Columbia Banking System, Inc.	SOFR Minus 0.33%	Monthly	USD	22		07/15/2025	805
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	7		07/15/2025	710
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	5		07/15/2025	585
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	55		07/15/2025	477
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	1		07/15/2025	73
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	1		07/15/2025	70
Columbia Banking System, Inc.	SOFR Minus 0.33%	Monthly	USD	1		07/15/2025	41
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	0	***	07/15/2025	14
Columbia Banking System, Inc.	SOFR Minus 0.35%	Monthly	USD	66		07/15/2025	(622)
Columbia Banking System, Inc.	SOFR Minus 0.32%	Monthly	USD	51		07/15/2025	(1,237)
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	362		01/05/2023	134,060
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	346		01/05/2023	125,139
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	268		01/05/2023	88,337
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	160		01/05/2023	60,134
New York Community Bancorp, Inc.	SOFR Minus 0.07%	Monthly	USD	104		01/05/2023	34,878
New York Community Bancorp, Inc.	SOFR Minus 0.30%	Monthly	USD	104		01/05/2023	33,675
New York Community Bancorp, Inc.	SOFR Minus 0.32%	Monthly	USD	55		07/15/2025	22,511
New York Community Bancorp, Inc.	SOFR Minus 0.32%	Monthly	USD	41		07/15/2025	17,635
New York Community Bancorp, Inc.	SOFR Minus 0.32%	Monthly	USD	36		07/15/2025	15,484
New York Community Bancorp, Inc.	SOFR Minus 0.32%	Monthly	USD	0	***	07/15/2025	182
New York Community Bancorp, Inc.	SOFR Minus 0.48%	Monthly	USD	237		07/15/2025	(3,301)
JPMorgan Chase Bank, NA
Broadcom, Inc.	OBFR Minus 0.28%	Monthly	USD	374		08/14/2023	11,050
Broadcom, Inc.	OBFR Minus 0.28%	Monthly	USD	232		08/14/2023	7,735
Broadcom, Inc.	OBFR Minus 0.28%	Monthly	USD	114		08/14/2023	4,792
Broadcom, Inc.	OBFR Minus 0.28%	Monthly	USD	225		08/14/2023	1,993
Broadcom, Inc.	OBFR Minus 0.28%	Monthly	USD	13		08/14/2023	598

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	5	08/14/2023	$(461)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	8	08/14/2023	(649)
ICE U.S. Dollar Index	OBFR Minus 0.78%	Monthly	USD	33	08/14/2023	(2,129)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	49	08/14/2023	(2,321)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	64	08/14/2023	(2,946)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	39	08/14/2023	(3,384)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	40	08/14/2023	(3,876)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	69	08/14/2023	(4,243)
ICE U.S. Dollar Index	OBFR Minus 0.28%	Monthly	USD	62	08/14/2023	(5,881)
MaxLinear, Inc.	OBFR Minus 0.30%	Monthly	USD	154	08/14/2023	31,078
Morgan Stanley Capital Services LLC
Agnico Eagle Mines Ltd.	FedFundEffective Plus 3.53%	Monthly	USD	265	10/18/2023	(15,231)
Agnico Eagle Mines Ltd.	FedFundEffective Plus 3.53%	Monthly	USD	265	10/18/2023	(32,001)
IBOVESPA Futures	0.00%	Monthly	BRL	3,157	12/14/2022	25,769
KOSPI 200 Futures	0.00%	Monthly	KRW	239,738	12/08/2022	(1,092)
MSABHOWN	FedFundEffective Minus 0.22%	Quarterly	USD	522	04/17/2023	(20,471)
Pan American Silver Corp.	FedFundEffective Plus 3.53%	Monthly	USD	366	10/18/2023	(48,508)
Pan American Silver Corp.	FedFundEffective Plus 3.53%	Monthly	USD	366	10/18/2023	(63,308)
Ritchie Bros. Auctioneers, Inc.	FedFundEffective Plus 3.53%	Monthly	USD	33	10/18/2023	957
Ritchie Bros. Auctioneers, Inc.	FedFundEffective Plus 3.53%	Monthly	USD	7	10/18/2023	273
Ritchie Bros. Auctioneers, Inc.	FedFundEffective Plus 3.53%	Monthly	USD	1	10/18/2023	15
Ritchie Bros. Auctioneers, Inc.	FedFundEffective Plus 3.53%	Monthly	USD	15	10/18/2023	(16)
Ritchie Bros. Auctioneers, Inc.	FedFundEffective Plus 3.53%	Monthly	USD	58	10/18/2023	(205)
Ritchie Bros. Auctioneers, Inc.	FedFundEffective Plus 3.53%	Monthly	USD	24	10/18/2023	(553)
Ritchie Bros. Auctioneers, Inc.	FedFundEffective Plus 3.53%	Monthly	USD	33	10/18/2023	(1,837)
Ritchie Bros. Auctioneers, Inc.	FedFundEffective Plus 3.53%	Monthly	USD	38	10/18/2023	(2,103)
Ritchie Bros. Auctioneers, Inc.	FedFundEffective Plus 3.53%	Monthly	USD	40	10/18/2023	(2,263)
Ritchie Bros. Auctioneers, Inc.	FedFundEffective Plus 3.53%	Monthly	USD	71	10/18/2023	(4,956)
Ritchie Bros. Auctioneers, Inc.	FedFundEffective Plus 3.53%	Monthly	USD	118	10/18/2023	(8,242)
Ritchie Bros. Auctioneers, Inc.	FedFundEffective Plus 3.53%	Monthly	USD	118	10/18/2023	(8,949)

						$1,744,372

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation (Depreciation)
Buy Contracts
JPMorgan Chase Bank, NA
FTSE 100 Index 12/16/2022*	23.90%	Maturity	GBP	92	$(79,852)	$—	$(79,852)
Nikkei 225 Index 02/10/2023*	23.65	Maturity	JPY	37,324	(32,333)	—	(32,333)
S&P/ASX 200 Index 12/15/2022*	21.20	Maturity	AUD	246	(92,725)	—	(92,725)
UBS AG
NASDAQ 100 Stock Index 02/17/2023*	33.50	Maturity	USD	385	(82,205)	—	(82,205)
S&P 500 Index 02/17/2023*	27.10	Maturity	USD	159	(32,947)	—	(32,947)
S&P/ASX 200 Index 02/16/2023*	19.12	Maturity	AUD	400	(73,880)	—	(73,880)
Sale Contracts
Citibank, NA
Russell 2000 Index 12/16/2022*	30.10	Maturity	USD	237	77,141	—	77,141
Goldman Sachs International
Euro STOXX 50 Price EUR Index 12/16/2022*	20.50	Maturity	EUR	100	39,719	—	39,719
S&P 500 Index 12/16/2022*	23.50	Maturity	USD	86	12,304	—	12,304
UBS AG
FTSE 100 Index 12/16/2022*	22.60	Maturity	GBP	82	68,130	—	68,130
NASDAQ 100 Stock Index 12/16/2022*	31.15	Maturity	USD	359	33,556	—	33,556
S&P/ASX 200 Index 12/15/2022*	21.26	Maturity	AUD	247	93,670	—	93,670

					$(69,422)	$—	$(69,422)

*	Termination date

**	Principal amount less than 500.
***	Notional amount less than $500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $40,291,890 or 8.1% of net assets.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of November 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Diamond Offshore Drilling, Inc.	04/26/2021	$56,838	$34,864	0.01%
Digicel Group Holdings Ltd. 7.00%, 12/16/2022	06/19/2020	2,022	853	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	$0	$0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019	17,967	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	39,490	20	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	28,308	3	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	04/26/2017	15	0	0.00%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	324,000	56,761	0.01%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	12,000	11,225	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	04/26/2017	2,770	1	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/29/2017	33,435	43	0.00%

(g)	Defaulted matured security.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2022.
(i)	Convertible security.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(l)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2022.
(o)	Defaulted.
(p)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at November 30, 2022.
(q)	Affiliated investments.
(r)	The rate shown represents the 7-day yield as of period end.
(s)

As of November 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $52,266,403 and gross unrealized depreciation of investments was $(34,522,839), resulting in net unrealized appreciation of $17,743,564.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chiinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

ASX – Australian Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

ICE – Intercontinental Exchange

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

NIBOR – Norwegian Interbank Offered Rate

OBFR – Overnight Bank Funding Rate

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SGX – Singapore Exchange

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TONAR – Tokyo Overnight Average Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

(1) The following table represents the 50 largest equity basket holdings underlying the total return swap in JPABJVAL as of November 30, 2022.

Security Description	Shares	Current Notional		Percent of Basket’s Value
Sumitomo Mitsui Financial Group	1,446	JPY	6,755,846	3.7%
Nippon Yusen KK	2,146		6,517,191	3.6%
Mitsubishi Heavy Industries, Ltd.	1,189		6,490,266	3.6%
Marubeni Corp.	4,156		6,433,972	3.5%
Nintendo Co., Ltd.	1,021		6,016,785	3.3%
Japan Tobacco, Inc.	2,090		5,885,777	3.2%
SoftBank Group Corp.	945		5,621,741	3.1%
Tokyo Electric Power Co. Holdings	11,088		5,532,986	3.0%
Toyo Suisan Kaisha, Ltd.	853		4,919,160	2.7%
Toyota Motor Corp.	2,425		4,875,395	2.7%
TDK Corp.	922		4,499,326	2.5%
Daito Trust Construction Co., Ltd.	293		4,490,545	2.5%
Trend Micro, Inc./Japan	651		4,434,517	2.4%
Central Japan Railway Co.	265		4,407,706	2.4%
T&D Holdings, Inc.	2,630		4,387,069	2.4%
Otsuka Holdings Co., Ltd.	935		4,384,861	2.4%
Subaru Corp.	1,852		4,353,808	2.4%
Takeda Pharmaceutical Co., Ltd.	1,070		4,334,912	2.4%
Taisei Corp.	1,000		4,163,929	2.3%
Nitto Denko Corp.	480		4,130,984	2.3%
Nomura Real Estate Holdings, Inc.	1,187		3,940,805	2.2%
Pan Pacific International Holdings	1,594		3,800,150	2.1%
McDonald’s Holdings Co./Japan	735		3,754,223	2.1%
SBI Holdings, Inc./Japan	1,400		3,665,943	2.0%
NGK Insulators, Ltd.	1,985		3,595,082	2.0%
Brother Industries, Ltd.	1,609		3,562,036	2.0%
NEC Corp.	701		3,404,445	1.9%
Hoya Corp.	230		3,238,937	1.8%
Astellas Pharma, Inc.	1,425		3,032,488	1.7%
Aisin Corp.	788		2,967,266	1.6%
Lida Group Holdings Co. Ltd.	1,346		2,952,263	1.6%
Nabtesco Corp.	854		2,910,990	1.6%
ZOZO, Inc.	794		2,718,048	1.5%
Lion Corp.	1,849		2,709,053	1.5%
Kobe Bussan Co. Ltd.	649		2,320,950	1.3%
Shionogi & Co. Ltd.	309		2,145,503	1.2%
Sony Group Corp.	186		2,091,921	1.2%
Z Holdings Corp.	5,500		2,054,336	1.1%
Murata Manufacturing Co. Ltd.	250		1,864,058	1.0%
TOPPAN, Inc.	680		1,450,130	0.8%
Honda Motor Co. Ltd.	411		1,378,585	0.8%
Tobu Railway Co. Ltd.	397		1,313,870	0.7%
Dai-ichi Life Holdings, Inc.	485		1,233,637	0.7%
Tokyo Electron, Ltd.	27		1,196,036	0.7%
AGC, Inc.	228		1,050,980	0.6%
United Urban Investment Corp.	7		1,028,706	0.6%
Yamada Holdings Co. Ltd.	2,150		1,025,460	0.6%
Ajinomoto Co., Inc.	206		893,849	0.5%
Keyence Corp.	15		876,867	0.5%
Orix J-REIT, Inc.	4		791,861	0.4%
Other Long	4,651		10,158,161	5.3%

Country Breakdown1

November 31, 2022 (unaudited)

56.5%	United States
2.5%	United Kingdom
2.4%	Canada
2.0%	Japan
1.7%	France
1.4%	Switzerland
1.3%	Netherlands
0.7%	Denmark
0.7%	Germany
0.6%	China
0.6%	Hong Kong
0.5%	Spain
0.5%	Israel
5.7%	Other
22.9%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Angola, Argentina, Australia, Austria, Bahrain, Belgium, Bermuda, Brazil, Colombia, Dominican Republic, Ecuador, El Salvador, Finland, Gabon, Guatemala, India, Indonesia, Ireland, Italy, Ivory Coast, Jamaica, Lebanon, Luxembourg, Macau, Mexico, Mongolia, New Zealand, Nigeria, Norway, Oman,Panama, Peru, Portugal, Russia, Senegal, Singapore, South Africa, South Korea, Sweden, Taiwan, Turkey, Ukraine, United Arab Emirates and Venezuela.

AB All Market Total Return Portfolio

November 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$68,050,925	$6,818,884	$—		$74,869,809
Health Care	41,341,791	9,475,191	—		50,816,982
Financials	26,747,325	14,800,159	—		41,547,484
Consumer Discretionary	23,966,864	6,952,729	2,275		30,921,868
Industrials	18,555,286	6,467,764	—		25,023,050
Communication Services	14,272,279	3,399,401	0	(a)	17,671,680
Consumer Staples	9,517,325	5,120,786	189,530	(a)	14,827,641
Energy	4,033,870	5,205,028	0	(a)	9,238,898
Materials	5,488,700	1,721,881	0	(a)	7,210,581
Utilities	5,418,170	1,576,819	—		6,994,989
Real Estate	6,212,707	469,845	—		6,682,552
Corporates - Non-Investment Grade	—	28,074,102	8,102	(a)	28,082,204
Governments - Treasuries	—	17,867,048	—		17,867,048
Investment Companies	11,335,285	—	—		11,335,285
Corporates - Investment Grade	—	7,661,149	—		7,661,149
Emerging Markets - Sovereigns	—	4,220,466	—		4,220,466
Bank Loans	—	3,473,872	261,090		3,734,962
Emerging Markets - Corporate Bonds	—	3,318,885	43		3,318,928
Collateralized Loan Obligations	—	2,535,988	—		2,535,988
Collateralized Mortgage Obligations	—	2,167,636	—		2,167,636
Quasi-Sovereigns	—	475,076	—		475,076
Governments - Sovereign Bonds	—	456,821	—		456,821
Commercial Mortgage-Backed Securities	—	233,866	—		233,866
Preferred Stocks	113,460	—	120,105		233,565
Emerging Markets - Treasuries	—	159,700	—		159,700

Warrants	94	—	60,445	60,539
Mortgage Pass-Throughs	—	78	—	78
Rights	40	—	—	40
Short-Term Investments:
Investment Companies	107,830,660	—	—	107,830,660
U.S. Treasury Bills	—	1,687,994	—	1,687,994
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,840,737	—	—	1,840,737

Total Investments in Securities	344,725,518	134,341,168	641,590	479,708,276
Other Financial Instruments(b):
Assets:
Futures	2,064,198	—	—	2,064,198
Forward Currency Exchange Contracts	—	1,045,404	—	1,045,404
Centrally Cleared Interest Rate Swaps	—	130,369	—	130,369
Centrally Cleared Credit Default Swaps	—	360,216	—	360,216
Credit Default Swaps	—	367,456	—	367,456
Total Return Swaps	—	2,120,177	—	2,120,177
Variance Swaps	—	324,520	—	324,520
Liabilities:
Futures	(4,674,343)	—	—	(4,674,343)
Forward Currency Exchange
Contracts	—	(2,172,929)	—	(2,172,929)
Centrally Cleared Interest Rate Swaps	—	(437,479)	—	(437,479)
Centrally Cleared Credit Default
Swaps	—	(423,761)	—	(423,761)
Credit Default Swaps	—	(1,201,440)	—	(1,201,440)
Total Return Swaps	—	(375,805)	—	(375,805)
Variance Swaps	—	(393,942)	—	(393,942)

Total	$342,115,373	$133,683,954	$641,590	$476,440,917

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2022 is as follows:

Fund	Market Value 08/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$75,289	$90,618	$58,076	$107,831	$502
Government Money Market Portfolio*	5,352	28,866	32,377	1,841	27
Total	$80,641	$119,484	$90,453	$109,672	$529

*	Investments of cash collateral for securities lending transactions